UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Conservative Funds
(Institutional, Investor (formerly Class T) and Service Class (formerly Class T1))
Annual Report
December 31, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of each Fund. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Great-West Lifetime Conservative 2015 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime Conservative 2015 Fund (Institutional Class shares) returned 8.77% relative to 8.96% for the Fund's benchmark, the Morningstar Lifetime Conservative 2015 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	8.77%	N/A	4.67%
Investor Class	8.38%	5.06%	7.68%
Service Class	8.26%	4.95%	7.59%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	59.32%
Large Cap Equity	11.84
Fixed Interest Contract	11.23
International Equity	8.34
Mid Cap Equity	4.85
Real Estate Equity	2.24
Small Cap Equity	2.18
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,040.00	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$2.09
Investor Class
Actual	$1,000.00	$1,037.70	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.87
Service Class
Actual	$1,000.00	$1,036.90	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.38
* Expenses are equal to the Fund's annualized expense ratio of 0.41% for the Institutional Class, 0.76% for the Investor Class and 0.86% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.33%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2020 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime Conservative 2020 Fund (Institutional Class shares) returned 9.85% relative to 10.17% for the Fund's benchmark, the Morningstar Lifetime Conservative 2020 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)
Institutional Class	9.85%	N/A	8.31%
Investor Class	9.46%	N/A	8.02%
Service Class	9.38%	N/A	7.84%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	56.82%
Large Cap Equity	13.53
International Equity	10.16
Fixed Interest Contract	8.98
Mid Cap Equity	5.52
Small Cap Equity	2.66
Real Estate Equity	2.33
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,044.40	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.65
Investor Class
Actual	$1,000.00	$1,042.50	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.43
Service Class
Actual	$1,000.00	$1,042.10	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.94
* Expenses are equal to the Fund's annualized expense ratio of 0.52% for the Institutional Class, 0.87% for the Investor Class and 0.97% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2025 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime Conservative 2025 Fund (Institutional Class shares) returned 11.04% relative to 11.51% for the Fund's benchmark, the Morningstar Lifetime Conservative 2025 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	11.04%	N/A	5.55%
Investor Class	10.66%	6.48%	9.04%
Service Class	10.57%	6.36%	8.93%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	53.18%
Large Cap Equity	15.54
International Equity	12.46
Fixed Interest Contract	6.83
Mid Cap Equity	6.32
Small Cap Equity	3.28
Real Estate Equity	2.39
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,049.10	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.24
Investor Class
Actual	$1,000.00	$1,047.60	$4.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.02
Service Class
Actual	$1,000.00	$1,046.90	$4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.53
* Expenses are equal to the Fund's annualized expense ratio of 0.44% for the Institutional Class, 0.79% for the Investor Class and 0.89% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2030 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime Conservative 2030 Fund (Institutional Class shares) returned 12.92% relative to 13.16% for the Fund's benchmark, the Morningstar Lifetime Conservative 2030 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)
Institutional Class	12.92%	N/A	10.71%
Investor Class	12.43%	N/A	10.29%
Service Class	12.41%	N/A	10.20%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	47.28%
Large Cap Equity	18.27
International Equity	15.70
Mid Cap Equity	7.42
Fixed Interest Contract	4.76
Small Cap Equity	4.10
Real Estate Equity	2.47
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,057.70	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.91
Investor Class
Actual	$1,000.00	$1,055.90	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.69
Service Class
Actual	$1,000.00	$1,055.40	$5.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.14
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.01% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2035 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Conservative Lifetime 2035 Fund (Institutional Class shares) returned 14.88% relative to 15.18% for the Fund's benchmark, the Morningstar Lifetime Conservative 2035 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	14.88%	N/A	6.95%
Investor Class	14.43%	8.58%	10.85%
Service Class	14.36%	8.48%	10.75%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	38.50%
Large Cap Equity	21.89
International Equity	20.08
Mid Cap Equity	8.85
Small Cap Equity	5.23
Fixed Interest Contract	2.88
Real Estate Equity	2.57
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,066.90	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.40
Investor Class
Actual	$1,000.00	$1,064.40	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.18
Service Class
Actual	$1,000.00	$1,064.20	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.69
* Expenses are equal to the Fund's annualized expense ratio of 0.47% for the Institutional Class, 0.82% for the Investor Class and 0.92% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2040 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime Conservative 2040 Fund (Institutional Class shares) returned 16.91% relative to 17.21% for the Fund's benchmark, the Morningstar Lifetime Conservative 2040 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)
Institutional Class	16.91%	N/A	13.95%
Investor Class	16.54%	N/A	13.53%
Service Class	16.41%	N/A	13.49%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	28.72%
Large Cap Equity	25.47
International Equity	25.03
Mid Cap Equity	10.22
Small Cap Equity	6.43
Real Estate Equity	2.70
Fixed Interest Contract	1.43
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,076.60	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.80
Investor Class
Actual	$1,000.00	$1,074.20	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.58
Service Class
Actual	$1,000.00	$1,074.40	$5.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.04
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class, 0.90% for the Investor Class and 0.99% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2045 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime Conservative 2045 Fund (Institutional Class shares) returned 18.50% relative to 18.73% for the Fund's benchmark, the Morningstar Lifetime Conservative 2045 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	18.50%	N/A	8.23%
Investor Class	18.17%	9.97%	11.85%
Service Class	18.00%	9.85%	11.73%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
International Equity	29.18%
Large Cap Equity	27.94
Bond	20.92
Mid Cap Equity	11.21
Small Cap Equity	7.46
Real Estate Equity	2.72
Fixed Interest Contract	0.57
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,083.80	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.45
Investor Class
Actual	$1,000.00	$1,082.60	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.23
Service Class
Actual	$1,000.00	$1,081.30	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class, 0.83% for the Investor Class and 0.93% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2050 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime Conservative 2050 Fund (Institutional Class shares) returned 19.41% relative to 19.52% for the Fund's benchmark, the Morningstar Lifetime Conservative 2050 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)
Institutional Class	19.41%	N/A	15.74%
Investor Class	18.96%	N/A	15.36%
Service Class	18.79%	N/A	15.24%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
International Equity	31.74%
Large Cap Equity	28.56
Bond	17.12
Mid Cap Equity	11.38
Small Cap Equity	8.06
Real Estate Equity	2.83
Fixed Interest Contract	0.31
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,087.60	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.01
Investor Class
Actual	$1,000.00	$1,086.20	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.74
Service Class
Actual	$1,000.00	$1,085.10	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.24
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class, 0.93% for the Investor Class and 1.03% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2055 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Lifetime Conservative 2055 Fund (Institutional Class shares) returned 19.71% relative to 19.93% for the Fund's benchmark, the Morningstar Lifetime Conservative 2055 Index.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	19.71%	N/A	8.51%
Investor Class	19.32%	10.09%	11.92%
Service Class	19.18%	9.98%	11.81%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
International Equity	33.55%
Large Cap Equity	28.28
Bond	15.35
Mid Cap Equity	11.25
Small Cap Equity	8.38
Real Estate Equity	2.91
Fixed Interest Contract	0.28
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,089.50	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.45
Investor Class
Actual	$1,000.00	$1,087.50	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.23
Service Class
Actual	$1,000.00	$1,086.60	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class, 0.83% for the Investor Class and 0.93% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
849,542	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 8,673,824
1,563,715	Great-West Bond Index Fund Institutional Class(a)	15,230,579
761,248	Great-West Core Bond Fund Institutional Class(a)	7,490,682
664,344	Great-West Loomis Sayles Bond Fund Institutional Class(a)	6,430,855
594,174	Great-West Putnam High Yield Bond Institutional Class(a)	5,757,545
530,409	Great-West Short Duration Bond Fund Institutional Class(a)	5,229,830
368,369	Great-West Templeton Global Bond Fund Institutional Class(a)	3,388,994
578,265	Oppenheimer International Bond Fund Class I	3,440,678
789,031	PIMCO Real Return Fund Institutional Class	8,726,682

TOTAL BOND MUTUAL FUNDS — 59.35% (Cost $64,593,542)		$ 64,369,669
EQUITY MUTUAL FUNDS
15,740	AllianzGI NFJ Small-Cap Value Fund Class R6	380,284
33,319	American Century Real Estate Fund Class R6	942,255
52,488	DFA International Real Estate Securities Portfolio Institutional Class	272,938
23,309	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	270,390
108,647	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,076,694
334,283	Great-West International Index Fund Institutional Class(a)	3,496,605
44,761	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	377,335
78,496	Great-West MFS International Growth Fund Institutional Class(a)	785,742
166,700	Great-West MFS International Value Fund Institutional Class(a)	1,918,717
278,404	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,995,622
Shares		Fair Value
Equity Mutual Funds — (continued)
154,985	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,571,543
105,102	Great-West Real Estate Index Fund Institutional Class(a)	942,764
548,374	Great-West S&P 500® Index Fund Institutional Class(a)	6,125,335
262,752	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,630,144
151,929	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,469,158
175,791	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,569,815
148,586	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,285,272
20,331	Invesco Global Real Estate Fund Class R6	273,651
21,347	Invesco International Growth Fund Class R6	785,343
13,480	Invesco Small Cap Discovery Fund Class R6	140,466
19,724	Janus Triton Fund Class N	571,398
80,410	Northern Emerging Markets Equity Index Fund	1,034,073
24,106	Oppenheimer Developing Markets Fund Class A	1,034,888

TOTAL EQUITY MUTUAL FUNDS — 29.46% (Cost $28,897,480)		$ 31,950,432
Account Balance
FIXED INTEREST CONTRACT
12,184,461 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$12,184,461

TOTAL FIXED INTEREST CONTRACT — 11.23% (Cost $12,184,461)		$ 12,184,461
TOTAL INVESTMENTS — 100.04% (Cost $105,675,483)		$108,504,562
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (46,942)
TOTAL NET ASSETS — 100.00%		$108,457,620

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
21,190	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 216,355
53,899	Great-West Bond Index Fund Institutional Class(a)	524,977
26,111	Great-West Core Bond Fund Institutional Class(a)	256,927
22,457	Great-West Loomis Sayles Bond Fund Institutional Class(a)	217,384
19,033	Great-West Putnam High Yield Bond Institutional Class(a)	184,427
13,533	Great-West Short Duration Bond Fund Institutional Class(a)	133,440
12,003	Great-West Templeton Global Bond Fund Institutional Class(a)	110,429
18,658	Oppenheimer International Bond Fund Class I	111,013
19,590	PIMCO Real Return Fund Institutional Class	216,667

TOTAL BOND MUTUAL FUNDS — 56.84% (Cost $1,975,787)		$1,971,619
EQUITY MUTUAL FUNDS
603	AllianzGI NFJ Small-Cap Value Fund Class R6	14,574
1,133	American Century Real Estate Fund Class R6	32,055
1,738	DFA International Real Estate Securities Portfolio Institutional Class	9,036
836	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,702
3,954	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	39,185
12,831	Great-West International Index Fund Institutional Class(a)	134,218
1,726	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	14,546
3,015	Great-West MFS International Growth Fund Institutional Class(a)	30,179
6,419	Great-West MFS International Value Fund Institutional Class(a)	73,878
10,171	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	109,440
5,606	Great-West Putnam Equity Income Fund Institutional Class(a)	56,841
Shares		Fair Value
Equity Mutual Funds — (continued)
3,457	Great-West Real Estate Index Fund Institutional Class(a)	$ 31,012
20,005	Great-West S&P 500® Index Fund Institutional Class(a)	223,455
9,555	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	95,644
5,947	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	57,509
6,364	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	56,831
5,407	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	46,767
674	Invesco Global Real Estate Fund Class R6	9,073
821	Invesco International Growth Fund Class R6	30,188
532	Invesco Small Cap Discovery Fund Class R6	5,544
793	Janus Triton Fund Class N	22,973
3,273	Northern Emerging Markets Equity Index Fund	42,095
982	Oppenheimer Developing Markets Fund Class A	42,136

TOTAL EQUITY MUTUAL FUNDS — 34.22% (Cost $1,149,140)		$1,186,881
Account Balance
FIXED INTEREST CONTRACT
311,582 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$311,582

TOTAL FIXED INTEREST CONTRACT — 8.98% (Cost $311,582)		$ 311,582
TOTAL INVESTMENTS — 100.04% (Cost $3,436,509)		$3,470,082
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,273)
TOTAL NET ASSETS — 100.00%		$3,468,809

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
970,383	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,907,608
3,437,533	Great-West Bond Index Fund Institutional Class(a)	33,481,570
1,671,744	Great-West Core Bond Fund Institutional Class(a)	16,449,962
1,421,232	Great-West Loomis Sayles Bond Fund Institutional Class(a)	13,757,527
1,155,237	Great-West Putnam High Yield Bond Institutional Class(a)	11,194,246
639,581	Great-West Short Duration Bond Fund Institutional Class(a)	6,306,271
731,392	Great-West Templeton Global Bond Fund Institutional Class(a)	6,728,811
1,137,222	Oppenheimer International Bond Fund Class I	6,766,469
896,894	PIMCO Real Return Fund Institutional Class	9,919,646

TOTAL BOND MUTUAL FUNDS — 53.21% (Cost $115,014,370)		$114,512,110
EQUITY MUTUAL FUNDS
46,462	AllianzGI NFJ Small-Cap Value Fund Class R6	1,122,513
69,785	American Century Real Estate Fund Class R6	1,973,529
116,094	DFA International Real Estate Securities Portfolio Institutional Class	603,689
59,333	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	688,260
280,264	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,777,413
967,591	Great-West International Index Fund Institutional Class(a)	10,120,998
132,541	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,117,321
228,103	Great-West MFS International Growth Fund Institutional Class(a)	2,283,312
482,767	Great-West MFS International Value Fund Institutional Class(a)	5,556,654
722,585	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	7,775,017
Shares		Fair Value
Equity Mutual Funds — (continued)
398,869	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,044,532
218,747	Great-West Real Estate Index Fund Institutional Class(a)	1,962,157
1,420,750	Great-West S&P 500® Index Fund Institutional Class(a)	15,869,783
678,660	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,793,383
452,955	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,380,080
452,852	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,043,972
385,393	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,333,651
44,865	Invesco Global Real Estate Fund Class R6	603,885
62,088	Invesco International Growth Fund Class R6	2,284,200
41,291	Invesco Small Cap Discovery Fund Class R6	430,248
59,724	Janus Triton Fund Class N	1,730,201
256,877	Northern Emerging Markets Equity Index Fund	3,303,440
76,938	Oppenheimer Developing Markets Fund Class A	3,302,939

TOTAL EQUITY MUTUAL FUNDS — 40.00% (Cost $78,210,984)		$ 86,101,177
Account Balance
FIXED INTEREST CONTRACT
14,698,631 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$14,698,631

TOTAL FIXED INTEREST CONTRACT — 6.83% (Cost $14,698,631)		$ 14,698,631
TOTAL INVESTMENTS — 100.04% (Cost $207,923,985)		$215,311,918
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (94,359)
TOTAL NET ASSETS — 100.00%		$215,217,559

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
14,559	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 148,646
74,961	Great-West Bond Index Fund Institutional Class(a)	730,123
36,384	Great-West Core Bond Fund Institutional Class(a)	358,018
30,662	Great-West Loomis Sayles Bond Fund Institutional Class(a)	296,806
24,062	Great-West Putnam High Yield Bond Institutional Class(a)	233,165
10,050	Great-West Short Duration Bond Fund Institutional Class(a)	99,092
15,360	Great-West Templeton Global Bond Fund Institutional Class(a)	141,316
23,850	Oppenheimer International Bond Fund Class I	141,905
13,454	PIMCO Real Return Fund Institutional Class	148,798

TOTAL BOND MUTUAL FUNDS — 47.31% (Cost $2,307,016)		$2,297,869
EQUITY MUTUAL FUNDS
1,308	AllianzGI NFJ Small-Cap Value Fund Class R6	31,597
1,614	American Century Real Estate Fund Class R6	45,649
2,805	DFA International Real Estate Securities Portfolio Institutional Class	14,585
1,591	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	18,455
7,401	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	73,343
27,075	Great-West International Index Fund Institutional Class(a)	283,206
3,744	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	31,566
6,358	Great-West MFS International Growth Fund Institutional Class(a)	63,642
13,548	Great-West MFS International Value Fund Institutional Class(a)	155,942
19,136	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	205,902
10,537	Great-West Putnam Equity Income Fund Institutional Class(a)	106,849
Shares		Fair Value
Equity Mutual Funds — (continued)
5,037	Great-West Real Estate Index Fund Institutional Class(a)	$ 45,185
37,609	Great-West S&P 500® Index Fund Institutional Class(a)	420,093
18,000	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	180,181
12,807	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	123,838
11,965	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	106,849
10,219	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	88,390
1,084	Invesco Global Real Estate Fund Class R6	14,585
1,730	Invesco International Growth Fund Class R6	63,647
1,165	Invesco Small Cap Discovery Fund Class R6	12,142
1,677	Janus Triton Fund Class N	48,592
7,642	Northern Emerging Markets Equity Index Fund	98,271
2,286	Oppenheimer Developing Markets Fund Class A	98,145

TOTAL EQUITY MUTUAL FUNDS — 47.98% (Cost $2,311,168)		$2,330,654
Account Balance
FIXED INTEREST CONTRACT
231,226 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$231,226

TOTAL FIXED INTEREST CONTRACT — 4.76% (Cost $231,226)		$ 231,226
TOTAL INVESTMENTS — 100.05% (Cost $4,849,410)		$4,859,749
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (2,214)
TOTAL NET ASSETS — 100.00%		$4,857,535

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
303,831	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 3,102,112
2,460,615	Great-West Bond Index Fund Institutional Class(a)	23,966,393
1,195,567	Great-West Core Bond Fund Institutional Class(a)	11,764,376
1,000,480	Great-West Loomis Sayles Bond Fund Institutional Class(a)	9,684,650
760,413	Great-West Putnam High Yield Bond Institutional Class(a)	7,368,399
227,478	Great-West Short Duration Bond Fund Institutional Class(a)	2,242,939
487,837	Great-West Templeton Global Bond Fund Institutional Class(a)	4,488,103
760,230	Oppenheimer International Bond Fund Class I	4,523,366
280,724	PIMCO Real Return Fund Institutional Class	3,104,809

TOTAL BOND MUTUAL FUNDS — 38.51% (Cost $70,387,169)		$ 70,245,147
EQUITY MUTUAL FUNDS
62,806	AllianzGI NFJ Small-Cap Value Fund Class R6	1,517,385
61,606	American Century Real Estate Fund Class R6	1,742,230
115,850	DFA International Real Estate Securities Portfolio Institutional Class	602,420
70,704	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	820,161
332,151	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,291,616
1,283,454	Great-West International Index Fund Institutional Class(a)	13,424,932
180,046	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,517,788
302,716	Great-West MFS International Growth Fund Institutional Class(a)	3,030,187
641,995	Great-West MFS International Value Fund Institutional Class(a)	7,389,357
856,800	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	9,219,166
Shares		Fair Value
Equity Mutual Funds — (continued)
473,168	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,797,926
193,385	Great-West Real Estate Index Fund Institutional Class(a)	1,734,667
1,684,563	Great-West S&P 500® Index Fund Institutional Class(a)	18,816,570
805,633	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,064,381
613,211	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,929,752
537,903	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,803,477
458,508	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,966,094
44,753	Invesco Global Real Estate Fund Class R6	602,372
82,328	Invesco International Growth Fund Class R6	3,028,850
55,977	Invesco Small Cap Discovery Fund Class R6	583,284
80,220	Janus Triton Fund Class N	2,323,978
379,374	Northern Emerging Markets Equity Index Fund	4,878,750
113,625	Oppenheimer Developing Markets Fund Class A	4,877,913

TOTAL EQUITY MUTUAL FUNDS — 58.65% (Cost $97,343,065)		$106,963,256
Account Balance
FIXED INTEREST CONTRACT
5,251,510 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$5,251,510

TOTAL FIXED INTEREST CONTRACT — 2.88% (Cost $5,251,510)		$ 5,251,510
TOTAL INVESTMENTS — 100.04% (Cost $172,981,744)		$182,459,913
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (79,170)
TOTAL NET ASSETS — 100.00%		$182,380,743

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
1,839	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 18,779
27,887	Great-West Bond Index Fund Institutional Class(a)	271,621
13,550	Great-West Core Bond Fund Institutional Class(a)	133,333
11,269	Great-West Loomis Sayles Bond Fund Institutional Class(a)	109,089
8,353	Great-West Putnam High Yield Bond Institutional Class(a)	80,939
1,636	Great-West Short Duration Bond Fund Institutional Class(a)	16,127
5,411	Great-West Templeton Global Bond Fund Institutional Class(a)	49,785
8,439	Oppenheimer International Bond Fund Class I	50,210
1,702	PIMCO Real Return Fund Institutional Class	18,821

TOTAL BOND MUTUAL FUNDS — 28.73% (Cost $750,589)		$ 748,704
EQUITY MUTUAL FUNDS
1,123	AllianzGI NFJ Small-Cap Value Fund Class R6	27,136
937	American Century Real Estate Fund Class R6	26,502
1,767	DFA International Real Estate Securities Portfolio Institutional Class	9,186
1,164	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	13,497
5,488	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	54,382
22,479	Great-West International Index Fund Institutional Class(a)	235,135
3,137	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	26,445
5,287	Great-West MFS International Growth Fund Institutional Class(a)	52,925
11,253	Great-West MFS International Value Fund Institutional Class(a)	129,525
14,118	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	151,912
7,811	Great-West Putnam Equity Income Fund Institutional Class(a)	79,205
Shares		Fair Value
Equity Mutual Funds — (continued)
2,838	Great-West Real Estate Index Fund Institutional Class(a)	$ 25,453
27,871	Great-West S&P 500® Index Fund Institutional Class(a)	311,325
13,302	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	133,158
10,757	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	104,016
8,868	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	79,193
7,562	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	65,408
684	Invesco Global Real Estate Fund Class R6	9,200
1,442	Invesco International Growth Fund Class R6	53,046
972	Invesco Small Cap Discovery Fund Class R6	10,127
1,455	Janus Triton Fund Class N	42,158
7,084	Northern Emerging Markets Equity Index Fund	91,102
2,119	Oppenheimer Developing Markets Fund Class A	90,963

TOTAL EQUITY MUTUAL FUNDS — 69.88% (Cost $1,794,209)		$1,820,999
Account Balance
FIXED INTEREST CONTRACT
37,438 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$37,438

TOTAL FIXED INTEREST CONTRACT — 1.44% (Cost $37,438)		$ 37,438
TOTAL INVESTMENTS — 100.05% (Cost $2,582,236)		$2,607,141
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (1,204)
TOTAL NET ASSETS — 100.00%		$2,605,937

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
15,546	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 158,727
934,735	Great-West Bond Index Fund Institutional Class(a)	9,104,317
453,964	Great-West Core Bond Fund Institutional Class(a)	4,467,001
375,992	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,639,604
272,670	Great-West Putnam High Yield Bond Institutional Class(a)	2,642,173
27,585	Great-West Short Duration Bond Fund Institutional Class(a)	271,991
177,494	Great-West Templeton Global Bond Fund Institutional Class(a)	1,632,948
277,366	Oppenheimer International Bond Fund Class I	1,650,328
14,373	PIMCO Real Return Fund Institutional Class	158,960

TOTAL BOND MUTUAL FUNDS — 20.93% (Cost $23,733,698)		$ 23,726,049
EQUITY MUTUAL FUNDS
56,073	AllianzGI NFJ Small-Cap Value Fund Class R6	1,354,717
39,776	American Century Real Estate Fund Class R6	1,124,870
80,789	DFA International Real Estate Securities Portfolio Institutional Class	420,104
55,653	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	645,575
261,990	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,596,318
1,128,764	Great-West International Index Fund Institutional Class(a)	11,806,872
158,258	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,334,114
265,309	Great-West MFS International Growth Fund Institutional Class(a)	2,655,744
563,856	Great-West MFS International Value Fund Institutional Class(a)	6,489,988
672,912	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	7,240,529
Shares		Fair Value
Equity Mutual Funds — (continued)
372,201	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,774,117
125,396	Great-West Real Estate Index Fund Institutional Class(a)	1,124,802
1,327,850	Great-West S&P 500® Index Fund Institutional Class(a)	14,832,088
633,980	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,346,140
543,643	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,257,030
422,611	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,773,916
360,266	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,116,303
31,217	Invesco Global Real Estate Fund Class R6	420,180
72,151	Invesco International Growth Fund Class R6	2,654,445
48,911	Invesco Small Cap Discovery Fund Class R6	509,654
71,170	Janus Triton Fund Class N	2,061,783
369,074	Northern Emerging Markets Equity Index Fund	4,746,288
110,377	Oppenheimer Developing Markets Fund Class A	4,738,484

TOTAL EQUITY MUTUAL FUNDS — 78.54% (Cost $80,893,023)		$ 89,024,061
Account Balance
FIXED INTEREST CONTRACT
645,843 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$645,843

TOTAL FIXED INTEREST CONTRACT — 0.57% (Cost $645,843)		$ 645,843
TOTAL INVESTMENTS — 100.04% (Cost $105,272,564)		$113,395,953
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (49,382)
TOTAL NET ASSETS — 100.00%		$113,346,571

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
9,428	Great-West Bond Index Fund Institutional Class(a)	$ 91,830
4,589	Great-West Core Bond Fund Institutional Class(a)	45,158
3,783	Great-West Loomis Sayles Bond Fund Institutional Class(a)	36,619
2,728	Great-West Putnam High Yield Bond Institutional Class(a)	26,431
182	Great-West Short Duration Bond Fund Institutional Class(a)	1,789
1,854	Great-West Templeton Global Bond Fund Institutional Class(a)	17,056
2,880	Oppenheimer International Bond Fund Class I	17,137

TOTAL BOND MUTUAL FUNDS — 17.13% (Cost $237,004)		$ 236,020
EQUITY MUTUAL FUNDS
755	AllianzGI NFJ Small-Cap Value Fund Class R6	18,238
507	American Century Real Estate Fund Class R6	14,351
1,033	DFA International Real Estate Securities Portfolio Institutional Class	5,374
688	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,979
3,236	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	32,068
14,701	Great-West International Index Fund Institutional Class(a)	153,775
2,072	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,467
3,453	Great-West MFS International Growth Fund Institutional Class(a)	34,563
7,345	Great-West MFS International Value Fund Institutional Class(a)	84,545
8,334	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	89,671
4,600	Great-West Putnam Equity Income Fund Institutional Class(a)	46,641
Shares		Fair Value
Equity Mutual Funds — (continued)
1,552	Great-West Real Estate Index Fund Institutional Class(a)	$ 13,920
16,428	Great-West S&P 500® Index Fund Institutional Class(a)	183,501
7,834	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	78,418
7,098	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	68,640
5,223	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	46,641
4,437	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	38,384
399	Invesco Global Real Estate Fund Class R6	5,376
940	Invesco International Growth Fund Class R6	34,570
647	Invesco Small Cap Discovery Fund Class R6	6,742
945	Janus Triton Fund Class N	27,369
5,066	Northern Emerging Markets Equity Index Fund	65,149
1,510	Oppenheimer Developing Markets Fund Class A	64,812

TOTAL EQUITY MUTUAL FUNDS — 82.60% (Cost $1,125,249)		$1,138,194
Account Balance
FIXED INTEREST CONTRACT
4,267 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$4,267

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $4,267)		$ 4,267
TOTAL INVESTMENTS — 100.04% (Cost $1,366,520)		$1,378,481
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (615)
TOTAL NET ASSETS — 100.00%		$1,377,866

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
269,939	Great-West Bond Index Fund Institutional Class(a)	$ 2,629,204
131,344	Great-West Core Bond Fund Institutional Class(a)	1,292,423
108,272	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,048,071
77,902	Great-West Putnam High Yield Bond Institutional Class(a)	754,869
5,403	Great-West Short Duration Bond Fund Institutional Class(a)	53,276
56,415	Great-West Templeton Global Bond Fund Institutional Class(a)	519,024
87,687	Oppenheimer International Bond Fund Class I	521,737

TOTAL BOND MUTUAL FUNDS — 15.36% (Cost $6,781,894)		$ 6,818,604
EQUITY MUTUAL FUNDS
24,571	AllianzGI NFJ Small-Cap Value Fund Class R6	593,645
16,295	American Century Real Estate Fund Class R6	460,817
35,937	DFA International Real Estate Securities Portfolio Institutional Class	186,875
21,800	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	252,880
103,013	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,020,859
493,759	Great-West International Index Fund Institutional Class(a)	5,164,723
69,972	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	589,861
116,281	Great-West MFS International Growth Fund Institutional Class(a)	1,163,974
247,008	Great-West MFS International Value Fund Institutional Class(a)	2,843,061
265,488	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,856,652
146,587	Great-West Putnam Equity Income Fund Institutional Class(a)	1,486,395
Shares		Fair Value
Equity Mutual Funds — (continued)
51,059	Great-West Real Estate Index Fund Institutional Class(a)	$ 457,999
521,075	Great-West S&P 500® Index Fund Institutional Class(a)	5,820,407
249,536	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,497,851
239,000	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,311,131
166,447	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,486,367
141,575	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,224,627
13,883	Invesco Global Real Estate Fund Class R6	186,859
31,651	Invesco International Growth Fund Class R6	1,164,456
21,719	Invesco Small Cap Discovery Fund Class R6	226,314
31,392	Janus Triton Fund Class N	909,440
177,614	Northern Emerging Markets Equity Index Fund	2,284,112
53,206	Oppenheimer Developing Markets Fund Class A	2,284,117

TOTAL EQUITY MUTUAL FUNDS — 84.40% (Cost $34,102,107)		$37,473,422
Account Balance
FIXED INTEREST CONTRACT
124,299 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$124,299

TOTAL FIXED INTEREST CONTRACT — 0.28% (Cost $124,299)		$ 124,299
TOTAL INVESTMENTS — 100.04% (Cost $41,008,300)		$44,416,325
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (19,280)
TOTAL NET ASSETS — 100.00%		$44,397,045

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$82,228,082	$2,718,373	$173,363,551
Investments at fair value, unaffiliated(b)	26,276,480	751,709	41,948,367
Subscriptions receivable	156,699	27,866	238,079
Receivable for investments sold	18,081	-	871,720
Total Assets	108,679,342	3,497,948	216,421,717
LIABILITIES:
Payable for distribution fees	8,217	48	15,094
Payable for investments purchased	13,569	27,815	1,481
Payable for shareholder services fees	31,392	976	61,779
Payable to investment adviser	7,333	249	17,486
Redemptions payable	161,211	51	1,108,318
Total Liabilities	221,722	29,139	1,204,158
NET ASSETS	$108,457,620	$3,468,809	$215,217,559
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$884,707	$32,189	$1,663,345
Paid-in capital in excess of par	106,702,981	3,348,599	207,130,906
Net unrealized appreciation	2,829,079	33,573	7,387,933
Undistributed net investment income	460,491	-	140,747
Accumulated net realized gain (loss)	(2,419,638)	54,448	(1,105,372)
NET ASSETS	$108,457,620	$3,468,809	$215,217,559
NET ASSETS BY CLASS
Investor Class	$5,454,768	$18,193	$24,317,743
Service Class	$99,790,541	$3,369,994	$179,914,006
Institutional Class	$3,212,311	$80,622	$10,985,810
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	443,437	1,682	1,841,823
Service Class	8,072,778	312,732	13,605,639
Institutional Class	330,859	7,474	1,185,986
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.30	$10.82	$13.20
Service Class	$12.36	$10.78	$13.22
Institutional Class	$9.71	$10.79	$9.26
(a) Cost of investments, affiliated	$80,204,989	$2,698,213	$168,320,720
(b) Cost of investments, unaffiliated	$25,470,494	$738,296	$39,603,265
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$3,993,187	$151,572,444	$2,159,911
Investments at fair value, unaffiliated(b)	866,562	30,887,469	447,230
Subscriptions receivable	49,056	217,061	5,589
Receivable for investments sold	-	829,536	-
Total Assets	4,908,805	183,506,510	2,612,730
LIABILITIES:
Payable for distribution fees	390	12,230	207
Payable for investments purchased	49,005	22,366	5,312
Payable for shareholder services fees	1,415	50,289	756
Payable to investment adviser	409	16,651	241
Redemptions payable	51	1,024,231	277
Total Liabilities	51,270	1,125,767	6,793
NET ASSETS	$4,857,535	$182,380,743	$2,605,937
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$43,976	$1,334,025	$22,415
Paid-in capital in excess of par	4,588,708	170,616,932	2,480,612
Net unrealized appreciation	10,339	9,478,169	24,905
Undistributed net investment income	-	44,195	-
Accumulated net realized gain	214,512	907,422	78,005
NET ASSETS	$4,857,535	$182,380,743	$2,605,937
NET ASSETS BY CLASS
Investor Class	$12,572	$20,674,177	$14,722
Service Class	$4,825,682	$146,879,703	$2,572,540
Institutional Class	$19,281	$14,826,863	$18,675
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	1,139	1,437,514	1,261
Service Class	436,873	10,188,567	221,288
Institutional Class	1,747	1,714,170	1,601
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.04	$14.38	$11.67
Service Class	$11.05	$14.42	$11.63
Institutional Class	$11.04	$8.65	$11.66
(a) Cost of investments, affiliated	$3,999,214	$145,211,789	$2,151,038
(b) Cost of investments, unaffiliated	$850,196	$27,769,955	$431,198
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime Conservative 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$93,397,413	$1,119,363	$35,597,953
Investments at fair value, unaffiliated(b)	19,998,540	259,118	8,818,372
Subscriptions receivable	175,831	17,661	115,124
Receivable for investments sold	478,313	-	264,201
Total Assets	114,050,097	1,396,142	44,795,650
LIABILITIES:
Payable for distribution fees	7,634	103	2,922
Payable for investments purchased	26,361	17,652	5,907
Payable for shareholder services fees	30,869	385	12,143
Payable to investment adviser	10,879	127	4,215
Redemptions payable	627,783	9	373,418
Total Liabilities	703,526	18,276	398,605
NET ASSETS	$113,346,571	$1,377,866	$44,397,045
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$784,391	$11,705	$301,466
Paid-in capital in excess of par	102,658,221	1,296,950	40,501,527
Net unrealized appreciation	8,123,389	11,961	3,408,025
Undistributed net investment income	-	-	4,125
Accumulated net realized gain	1,780,570	57,250	181,902
NET ASSETS	$113,346,571	$1,377,866	$44,397,045
NET ASSETS BY CLASS
Investor Class	$10,923,251	$18,308	$5,353,093
Service Class	$92,495,586	$1,329,298	$35,664,678
Institutional Class	$9,927,734	$30,260	$3,379,274
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	705,652	1,560	344,754
Service Class	5,977,426	112,910	2,295,972
Institutional Class	1,160,834	2,578	373,935
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.48	$11.74	$15.53
Service Class	$15.47	$11.77	$15.53
Institutional Class	$8.55	$11.74	$9.04
(a) Cost of investments, affiliated	$88,074,220	$1,117,910	$33,439,505
(b) Cost of investments, unaffiliated	$17,198,344	$248,610	$7,568,795
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$173,106	$2,775	$194,743
Dividends, affiliated	2,045,642	57,613	4,549,051
Dividends, unaffiliated	628,035	13,218	971,256
Total Income	2,846,783	73,606	5,715,050
EXPENSES:
Management fees	135,568	2,744	265,646
Shareholder services fees – Investor Class	21,849	40	82,578
Shareholder services fees – Service Class	364,977	7,873	663,380
Distribution fees – Service Class	104,286	2,243	189,554
Total Expenses	626,680	12,900	1,201,158
Less management fees waived	41,770	682	49,892
Net Expenses	584,910	12,218	1,151,266
NET INVESTMENT INCOME	2,261,873	61,388	4,563,784
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	243,154	18,675	1,022,710
Net realized gain on investments, unaffiliated	160,470	6,919	197,614
Realized gain distributions received, affiliated	1,521,283	53,115	4,080,051
Realized gain distributions received, unaffiliated	144,259	5,274	401,611
Net Realized Gain	2,069,166	83,983	5,701,986
Net change in unrealized appreciation on investments, affiliated	3,632,009	28,040	8,813,965
Net change in unrealized appreciation on investments, unaffiliated	1,109,751	15,172	3,276,608
Net Change in Unrealized Appreciation	4,741,760	43,212	12,090,573
Net Realized and Unrealized Gain	6,810,926	127,195	17,792,559
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,072,799	$188,583	$22,356,343
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$2,230	$60,627	$208
Dividends, affiliated	93,764	4,047,343	43,047
Dividends, unaffiliated	15,936	617,969	6,146
Total Income	111,930	4,725,939	49,401
EXPENSES:
Management fees	4,498	224,118	1,587
Shareholder services fees – Investor Class	39	70,156	48
Shareholder services fees – Service Class	13,031	550,111	4,535
Distribution fees – Service Class	3,724	157,637	1,295
Total Expenses	21,292	1,002,022	7,465
Less amount waived by distributor - Service Class	-	-	11
Less management fees waived	618	20,755	106
Net Expenses	20,674	981,267	7,348
NET INVESTMENT INCOME	91,256	3,744,672	42,053
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	130,038	1,916,447	23,705
Net realized gain on investments, unaffiliated	41,250	334,766	9,713
Realized gain distributions received, affiliated	103,689	4,955,985	74,622
Realized gain distributions received, unaffiliated	10,489	498,380	8,318
Net Realized Gain	285,466	7,705,578	116,358
Net change in unrealized appreciation on investments, affiliated	15,596	9,490,018	14,633
Net change in unrealized appreciation on investments, unaffiliated	19,558	4,164,215	17,257
Net Change in Unrealized Appreciation	35,154	13,654,233	31,890
Net Realized and Unrealized Gain	320,620	21,359,811	148,248
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$411,876	$25,104,483	$190,301
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime Conservative 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$3,752	$15	$503
Dividends, affiliated	2,435,690	23,817	902,805
Dividends, unaffiliated	320,422	3,418	131,656
Total Income	2,759,864	27,250	1,034,964
EXPENSES:
Management fees	134,810	900	50,037
Shareholder services fees – Investor Class	37,275	51	16,151
Shareholder services fees – Service Class	334,456	2,515	123,328
Distribution fees – Service Class	95,835	718	35,333
Total Expenses	602,376	4,184	224,849
Less amount waived by distributor - Service Class	-	11	-
Less management fees waived	6,948	48	2,864
Net Expenses	595,428	4,125	221,985
NET INVESTMENT INCOME	2,164,436	23,125	812,979
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,396,230	20,893	327,475
Net realized gain on investments, unaffiliated	168,780	8,996	210,299
Realized gain distributions received, affiliated	3,967,464	45,907	1,604,270
Realized gain distributions received, unaffiliated	419,323	5,250	181,583
Net Realized Gain	5,951,797	81,046	2,323,627
Net change in unrealized appreciation on investments, affiliated	6,943,179	4,020	2,750,353
Net change in unrealized appreciation on investments, unaffiliated	3,606,934	11,244	1,420,257
Net Change in Unrealized Appreciation	10,550,113	15,264	4,170,610
Net Realized and Unrealized Gain	16,501,910	96,310	6,494,237
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,666,346	$119,435	$7,307,216
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime Conservative 2015 Fund	2017	2016
OPERATIONS:
Net investment income	$2,261,873	$2,383,297
Net realized gain (loss)	2,069,166	(280,750)
Net change in unrealized appreciation	4,741,760	6,200,774
Net Increase in Net Assets Resulting from Operations	9,072,799	8,303,321
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(116,481)	(126,897)
Service Class	(1,948,262)	(1,694,684)
Institutional Class	(90,723)	(23,868)
From net investment income	(2,155,466)	(1,845,449)
From net realized gains
Investor Class	(86,442)	(129,511)
Service Class	(1,564,974)	(1,919,745)
Institutional Class	(58,415)	(9,848)
From net realized gains	(1,709,831)	(2,059,104)
Total Distributions	(3,865,297)	(3,904,553)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,163,569	1,849,351
Service Class	21,774,782	23,344,037
Institutional Class	1,871,605	1,177,212
Shares issued in reinvestment of distributions
Investor Class	202,923	256,408
Service Class	3,513,236	3,614,429
Institutional Class	149,138	33,716
Shares redeemed
Investor Class	(3,478,568)	(3,578,029)
Service Class	(37,681,214)	(59,165,707)
Institutional Class	(423,373)	(215,057)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,907,902)	(32,683,640)
Total Decrease in Net Assets	(7,700,400)	(28,284,872)
NET ASSETS:
Beginning of year	116,158,020	144,442,892
End of year(a)	$108,457,620	$116,158,020
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	95,038	158,537
Service Class	1,780,710	1,992,559
Institutional Class	192,600	124,406
Shares issued in reinvestment of distributions
Investor Class	16,560	21,854
Service Class	285,356	306,925
Institutional Class	15,354	3,590
Shares redeemed
Investor Class	(284,550)	(303,665)
Service Class	(3,078,163)	(5,047,101)
Institutional Class	(43,515)	(23,479)
Net Decrease	(1,020,610)	(2,766,374)
(a) Including undistributed net investment income:	$460,491	$431,518
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime Conservative 2020 Fund	2017	2016 (a)
OPERATIONS:
Net investment income	$61,388	$7,310
Net realized gain	83,983	8,132
Net change in unrealized appreciation (depreciation)	43,212	(9,639)
Net Increase in Net Assets Resulting from Operations	188,583	5,803
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(409)	(172)
Service Class	(79,382)	(7,680)
Institutional Class	(1,801)	(202)
From net investment income	(81,592)	(8,054)
From net realized gains
Investor Class	(74)	(5)
Service Class	(16,107)	(294)
Institutional Class	(235)	(4)
From net realized gains	(16,416)	(303)
Total Distributions	(98,008)	(8,357)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,998	10,067
Service Class	3,117,588	786,702
Institutional Class	68,162	10,000
Shares issued in reinvestment of distributions
Investor Class	483	177
Service Class	95,489	7,974
Institutional Class	2,036	206
Shares redeemed
Investor Class	(74)	-
Service Class	(619,016)	(106,004)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,671,666	709,122
Total Increase in Net Assets	2,762,241	706,568
NET ASSETS:
Beginning of year	706,568	0
End of year	$3,468,809	$706,568
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	620	1,006
Service Class	294,374	77,021
Institutional Class	6,265	1,000
Shares issued in reinvestment of distributions
Investor Class	45	18
Service Class	8,893	785
Institutional Class	189	20
Shares redeemed
Investor Class	(7)	-
Service Class	(57,993)	(10,348)
Net Increase	252,386	69,502
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime Conservative 2025 Fund	2017	2016
OPERATIONS:
Net investment income	$4,563,784	$4,702,489
Net realized gain	5,701,986	2,731,979
Net change in unrealized appreciation	12,090,573	9,717,131
Net Increase in Net Assets Resulting from Operations	22,356,343	17,151,599
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(470,785)	(528,633)
Service Class	(3,541,604)	(3,718,449)
Institutional Class	(368,391)	(161,693)
From net investment income	(4,380,780)	(4,408,775)
From net realized gains
Investor Class	(514,521)	(861,719)
Service Class	(4,211,777)	(6,573,633)
Institutional Class	(311,139)	(177,319)
From net realized gains	(5,037,437)	(7,612,671)
Total Distributions	(9,418,217)	(12,021,446)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	5,484,758	3,976,486
Service Class	47,549,821	43,806,148
Institutional Class	5,749,667	3,004,552
Shares issued in reinvestment of distributions
Investor Class	985,306	1,390,352
Service Class	7,753,381	10,292,082
Institutional Class	679,530	339,012
Shares redeemed
Investor Class	(9,016,063)	(7,301,747)
Service Class	(80,625,287)	(88,307,983)
Institutional Class	(1,302,091)	(938,832)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(22,740,978)	(33,739,930)
Total Decrease in Net Assets	(9,802,852)	(28,609,777)
NET ASSETS:
Beginning of year	225,020,411	253,630,188
End of year(a)	$215,217,559	$225,020,411
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	418,758	318,384
Service Class	3,641,705	3,505,937
Institutional Class	615,885	327,601
Shares issued in reinvestment of distributions
Investor Class	74,952	111,150
Service Class	589,447	822,043
Institutional Class	73,148	37,557
Shares redeemed
Investor Class	(691,969)	(580,838)
Service Class	(6,170,414)	(7,051,062)
Institutional Class	(138,754)	(104,242)
Net Decrease	(1,587,242)	(2,613,470)
(a) Including undistributed net investment income:	$140,747	$110,798
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime Conservative 2030 Fund	2017	2016 (a)
OPERATIONS:
Net investment income	$91,256	$17,850
Net realized gain	285,466	21,739
Net change in unrealized appreciation (depreciation)	35,154	(24,815)
Net Increase in Net Assets Resulting from Operations	411,876	14,774
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(414)	(201)
Service Class	(137,397)	(20,524)
Institutional Class	(642)	(231)
From net investment income	(138,453)	(20,956)
From net realized gains
Investor Class	(112)	(8)
Service Class	(40,920)	(1,197)
Institutional Class	(157)	(8)
From net realized gains	(41,189)	(1,213)
Total Distributions	(179,642)	(22,169)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	784	10,000
Service Class	5,906,874	2,795,928
Institutional Class	7,522	10,000
Shares issued in reinvestment of distributions
Investor Class	526	209
Service Class	178,317	21,721
Institutional Class	799	239
Shares redeemed
Investor Class	(6)	-
Service Class	(3,008,097)	(1,291,774)
Institutional Class	(346)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	3,086,373	1,546,323
Total Increase in Net Assets	3,318,607	1,538,928
NET ASSETS:
Beginning of year	1,538,928	0
End of year	$4,857,535	$1,538,928
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	71	1,001
Service Class	546,039	271,665
Institutional Class	681	1,000
Shares issued in reinvestment of distributions
Investor Class	48	20
Service Class	16,222	2,121
Institutional Class	73	24
Shares redeemed
Investor Class	(1)	-
Service Class	(273,714)	(125,460)
Institutional Class	(31)	-
Net Increase	289,388	150,371
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime Conservative 2035 Fund	2017	2016
OPERATIONS:
Net investment income	$3,744,672	$3,711,499
Net realized gain	7,705,578	5,813,029
Net change in unrealized appreciation	13,654,233	7,113,654
Net Increase in Net Assets Resulting from Operations	25,104,483	16,638,182
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(390,142)	(422,284)
Service Class	(2,670,026)	(3,002,771)
Institutional Class	(560,288)	(125,914)
From net investment income	(3,620,456)	(3,550,969)
From net realized gains
Investor Class	(701,148)	(1,231,889)
Service Class	(5,360,766)	(9,511,094)
Institutional Class	(737,967)	(259,331)
From net realized gains	(6,799,881)	(11,002,314)
Total Distributions	(10,420,337)	(14,553,283)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,935,350	3,798,657
Service Class	37,649,085	45,235,665
Institutional Class	10,849,975	1,966,761
Shares issued in reinvestment of distributions
Investor Class	1,091,290	1,654,173
Service Class	8,030,792	12,513,865
Institutional Class	1,298,255	385,245
Shares redeemed
Investor Class	(8,414,214)	(5,497,613)
Service Class	(71,212,902)	(92,312,679)
Institutional Class	(1,391,637)	(319,838)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(17,164,006)	(32,575,764)
Total Decrease in Net Assets	(2,479,860)	(30,490,865)
NET ASSETS:
Beginning of year	184,860,603	215,351,468
End of year(a)	$182,380,743	$184,860,603
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	347,618	282,922
Service Class	2,665,526	3,376,073
Institutional Class	1,235,948	225,686
Shares issued in reinvestment of distributions
Investor Class	76,288	123,568
Service Class	560,689	933,962
Institutional Class	149,232	45,499
Shares redeemed
Investor Class	(598,233)	(404,779)
Service Class	(5,020,130)	(6,832,778)
Institutional Class	(158,084)	(36,525)
Net Decrease	(741,146)	(2,286,372)
(a) Including undistributed net investment income:	$44,195	$38,897
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime Conservative 2040 Fund	2017	2016 (a)
OPERATIONS:
Net investment income	$42,053	$5,497
Net realized gain	116,358	8,647
Net change in unrealized appreciation (depreciation)	31,890	(6,985)
Net Increase in Net Assets Resulting from Operations	190,301	7,159
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(415)	(247)
Service Class	(69,476)	(5,146)
Institutional Class	(579)	(206)
From net investment income	(70,470)	(5,599)
From net realized gains
Investor Class	(131)	(5)
Service Class	(18,069)	(122)
Institutional Class	(151)	(3)
From net realized gains	(18,351)	(130)
Total Distributions	(88,821)	(5,729)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,073	15,623
Service Class	2,635,586	401,684
Institutional Class	5,994	10,000
Shares issued in reinvestment of distributions
Investor Class	546	252
Service Class	87,545	5,268
Institutional Class	730	209
Shares redeemed
Investor Class	(6,861)	-
Service Class	(654,047)	(2,575)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,072,566	430,461
Total Increase in Net Assets	2,174,046	431,891
NET ASSETS:
Beginning of year	431,891	0
End of year	$2,605,937	$431,891
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	272	1,544
Service Class	233,210	38,689
Institutional Class	518	1,000
Shares issued in reinvestment of distributions
Investor Class	47	25
Service Class	7,552	507
Institutional Class	63	20
Shares redeemed
Investor Class	(627)	-
Service Class	(58,426)	(244)
Net Increase	182,609	41,541
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime Conservative 2045 Fund	2017	2016
OPERATIONS:
Net investment income	$2,164,436	$1,945,228
Net realized gain	5,951,797	4,609,793
Net change in unrealized appreciation	10,550,113	3,848,556
Net Increase in Net Assets Resulting from Operations	18,666,346	10,403,577
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(193,943)	(190,831)
Service Class	(1,545,936)	(1,662,744)
Institutional Class	(388,530)	(58,217)
From net investment income	(2,128,409)	(1,911,792)
From net realized gains
Investor Class	(423,856)	(781,177)
Service Class	(3,811,951)	(7,021,543)
Institutional Class	(606,922)	(154,947)
From net realized gains	(4,842,729)	(7,957,667)
Total Distributions	(6,971,138)	(9,869,459)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,826,796	3,267,810
Service Class	28,437,625	36,137,081
Institutional Class	7,717,678	1,180,608
Shares issued in reinvestment of distributions
Investor Class	617,799	972,008
Service Class	5,357,887	8,684,287
Institutional Class	995,452	213,164
Shares redeemed
Investor Class	(4,547,317)	(6,354,546)
Service Class	(46,806,071)	(56,889,437)
Institutional Class	(711,136)	(237,053)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,111,287)	(13,026,078)
Total Increase (Decrease) in Net Assets	5,583,921	(12,491,960)
NET ASSETS:
Beginning of year	107,762,650	120,254,610
End of year	$113,346,571	$107,762,650
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	188,567	232,216
Service Class	1,905,088	2,586,280
Institutional Class	894,173	137,284
Shares issued in reinvestment of distributions
Investor Class	40,325	69,357
Service Class	350,210	620,484
Institutional Class	115,854	25,804
Shares redeemed
Investor Class	(303,869)	(446,911)
Service Class	(3,120,334)	(4,034,976)
Institutional Class	(80,586)	(28,011)
Net Decrease	(10,572)	(838,473)
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime Conservative 2050 Fund	2017	2016 (a)
OPERATIONS:
Net investment income	$23,125	$2,434
Net realized gain	81,046	6,451
Net change in unrealized appreciation (depreciation)	15,264	(3,303)
Net Increase in Net Assets Resulting from Operations	119,435	5,582
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(612)	(304)
Service Class	(36,565)	(3,568)
Institutional Class	(986)	(317)
From net investment income	(38,163)	(4,189)
From net realized gains
Investor Class	(187)	(37)
Service Class	(12,408)	(508)
Institutional Class	(280)	(34)
From net realized gains	(12,875)	(579)
Total Distributions	(51,038)	(4,768)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,362	10,771
Service Class	1,443,023	305,352
Institutional Class	16,704	10,000
Shares issued in reinvestment of distributions
Investor Class	799	341
Service Class	48,973	4,076
Institutional Class	1,266	351
Shares redeemed
Investor Class	(14)	-
Service Class	(386,575)	(150,769)
Institutional Class	(5)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	1,128,533	180,122
Total Increase in Net Assets	1,196,930	180,936
NET ASSETS:
Beginning of year	180,936	0
End of year	$1,377,866	$180,936
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	385	1,073
Service Class	126,739	29,366
Institutional Class	1,435	1,001
Shares issued in reinvestment of distributions
Investor Class	69	34
Service Class	4,178	394
Institutional Class	108	34
Shares redeemed
Investor Class	(1)	-
Service Class	(33,383)	(14,384)
Net Increase	99,530	17,518
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Lifetime Conservative 2055 Fund	2017	2016
OPERATIONS:
Net investment income	$812,979	$655,298
Net realized gain	2,323,627	498,361
Net change in unrealized appreciation	4,170,610	2,541,893
Net Increase in Net Assets Resulting from Operations	7,307,216	3,695,552
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(93,905)	(79,015)
Service Class	(585,517)	(590,756)
Institutional Class	(119,714)	(22,239)
From net investment income	(799,136)	(692,010)
From net realized gains
Investor Class	(178,629)	(221,512)
Service Class	(1,265,033)	(1,944,540)
Institutional Class	(160,847)	(32,533)
From net realized gains	(1,604,509)	(2,198,585)
Total Distributions	(2,403,645)	(2,890,595)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,638,849	1,878,545
Service Class	16,970,151	20,849,291
Institutional Class	2,796,064	615,754
Shares issued in reinvestment of distributions
Investor Class	272,534	300,527
Service Class	1,850,550	2,535,296
Institutional Class	280,561	54,772
Shares redeemed
Investor Class	(1,215,462)	(1,958,523)
Service Class	(19,803,820)	(28,183,648)
Institutional Class	(517,711)	(72,220)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,271,716	(3,980,206)
Total Increase (Decrease) in Net Assets	7,175,287	(3,175,249)
NET ASSETS:
Beginning of year	37,221,758	40,397,007
End of year(a)	$44,397,045	$37,221,758
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	109,291	137,316
Service Class	1,139,853	1,534,182
Institutional Class	308,201	71,518
Shares issued in reinvestment of distributions
Investor Class	17,738	21,876
Service Class	120,596	184,728
Institutional Class	31,002	6,511
Shares redeemed
Investor Class	(81,843)	(141,250)
Service Class	(1,320,023)	(2,059,421)
Institutional Class	(56,960)	(8,085)
Net Increase (Decrease)	267,855	(252,625)
(a) Including undistributed net investment income:	$4,125	$0
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$11.77	0.24	0.74	0.98	(0.26)	(0.19)	(0.45)	$12.30	8.38%
12/31/2016	$11.40	0.22	0.53	0.75	(0.19)	(0.19)	(0.38)	$11.77	6.62%
12/31/2015	$12.37	0.20	(0.36)	(0.16)	(0.25)	(0.56)	(0.81)	$11.40	(1.31%)
12/31/2014	$12.51	0.26	0.44	0.70	(0.34)	(0.50)	(0.84)	$12.37	5.57%
12/31/2013	$12.64	0.25	0.52	0.77	(0.35)	(0.55)	(0.90)	$12.51	6.29%
Service Class
12/31/2017	$11.82	0.24	0.73	0.97	(0.24)	(0.19)	(0.43)	$12.36	8.26%
12/31/2016	$11.45	0.21	0.52	0.73	(0.17)	(0.19)	(0.36)	$11.82	6.46%
12/31/2015	$12.41	0.22	(0.38)	(0.16)	(0.24)	(0.56)	(0.80)	$11.45	(1.30%)
12/31/2014	$12.55	0.31	0.38	0.69	(0.33)	(0.50)	(0.83)	$12.41	5.47%
12/31/2013	$12.68	0.28	0.48	0.76	(0.34)	(0.55)	(0.89)	$12.55	6.14%
Institutional Class
12/31/2017	$ 9.39	0.28	0.53	0.81	(0.30)	(0.19)	(0.49)	$ 9.71	8.77%
12/31/2016	$ 9.19	0.29	0.34	0.63	(0.24)	(0.19)	(0.43)	$ 9.39	6.96%
12/31/2015 (d)	$10.00	0.58	(0.87)	(0.29)	(0.31)	(0.21)	(0.52)	$ 9.19	(2.92%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 5,455	0.47%	0.43%	1.94%	17%
12/31/2016	$ 7,253	0.47%	0.44%	1.92%	21%
12/31/2015	$ 8,435	0.32%	0.30%	1.61%	40% (h)
12/31/2014	$ 20,471	0.12%	0.12%	2.05%	27%
12/31/2013	$ 38,625	0.12%	0.12%	1.94%	50%
Service Class
12/31/2017	$ 99,791	0.57%	0.53%	1.99%	17%
12/31/2016	$107,343	0.57%	0.54%	1.81%	21%
12/31/2015	$135,439	0.45%	0.43%	1.76%	40% (h)
12/31/2014	$168,420	0.22%	0.22%	2.37%	27%
12/31/2013	$168,444	0.22%	0.22%	2.15%	50%
Institutional Class
12/31/2017	$ 3,212	0.12%	0.08%	2.84%	17%
12/31/2016	$ 1,562	0.12%	0.09%	3.04%	21%
12/31/2015 (d)	$ 569	0.12% (i)	0.09% (i)	8.94% (i)	40% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$10.21	0.28	0.68	0.96	(0.29)	(0.06)	(0.35)	$10.82	9.46%
12/31/2016 (d)	$10.00	0.19	0.19	0.38	(0.17)	(0.00) (e)	(0.17)	$10.21	3.89% (f)
Service Class
12/31/2017	$10.17	0.29	0.66	0.95	(0.28)	(0.06)	(0.34)	$10.78	9.38%
12/31/2016 (d)	$10.00	0.41	(0.05)	0.36	(0.19)	(0.00) (e)	(0.19)	$10.17	3.67% (f)
Institutional Class
12/31/2017	$10.19	0.47	0.53	1.00	(0.34)	(0.06)	(0.40)	$10.79	9.85%
12/31/2016 (d)	$10.00	0.22	0.17	0.39	(0.20)	(0.00) (e)	(0.20)	$10.19	3.99% (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 18	0.47%	0.44%	2.60%	30%
12/31/2016 (d)	$ 10	0.47% (i)	0.45% (i)	2.82% (i)	46% (f)
Service Class
12/31/2017	$3,370	0.57%	0.54%	2.67%	30%
12/31/2016 (d)	$ 686	0.57% (i)	0.53% (i)	5.92% (i)	46% (f)
Institutional Class
12/31/2017	$ 81	0.12%	0.09%	4.32%	30%
12/31/2016 (d)	$ 10	0.12% (i)	0.09% (i)	3.17% (i)	46% (f)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Amount was less than $0.01 per share.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$12.46	0.27	1.04	1.31	(0.27)	(0.30)	(0.57)	$13.20	10.66%
12/31/2016	$12.23	0.26	0.63	0.89	(0.25)	(0.41)	(0.66)	$12.46	7.33%
12/31/2015	$13.43	0.25	(0.44)	(0.19)	(0.28)	(0.73)	(1.01)	$12.23	(1.40%)
12/31/2014	$13.69	0.30	0.49	0.79	(0.35)	(0.70)	(1.05)	$13.43	5.79%
12/31/2013	$13.29	0.28	1.08	1.36	(0.38)	(0.58)	(0.96)	$13.69	10.48%
Service Class
12/31/2017	$12.47	0.26	1.04	1.30	(0.25)	(0.30)	(0.55)	$13.22	10.57%
12/31/2016	$12.23	0.24	0.64	0.88	(0.23)	(0.41)	(0.64)	$12.47	7.24%
12/31/2015	$13.43	0.25	(0.46)	(0.21)	(0.26)	(0.73)	(0.99)	$12.23	(1.56%)
12/31/2014	$13.69	0.33	0.45	0.78	(0.34)	(0.70)	(1.04)	$13.43	5.67%
12/31/2013	$13.28	0.32	1.04	1.36	(0.37)	(0.58)	(0.95)	$13.69	10.37%
Institutional Class
12/31/2017	$ 8.94	0.27	0.70	0.97	(0.35)	(0.30)	(0.65)	$ 9.26	11.04%
12/31/2016	$ 8.99	0.25	0.43	0.68	(0.32)	(0.41)	(0.73)	$ 8.94	7.67%
12/31/2015 (d)	$10.00	0.56	(0.89)	(0.33)	(0.34)	(0.34)	(0.68)	$ 8.99	(3.39%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 24,318	0.47%	0.45%	2.10%	21%
12/31/2016	$ 25,422	0.47%	0.45%	2.05%	24%
12/31/2015	$ 26,795	0.33%	0.33%	1.86%	36% (h)
12/31/2014	$ 38,263	0.12%	0.12%	2.17%	29%
12/31/2013	$ 54,464	0.12%	0.12%	2.00%	42%
Service Class
12/31/2017	$179,914	0.57%	0.55%	2.02%	21%
12/31/2016	$193,914	0.57%	0.55%	1.92%	24%
12/31/2015	$223,467	0.45%	0.44%	1.88%	36% (h)
12/31/2014	$253,958	0.22%	0.22%	2.36%	29%
12/31/2013	$233,233	0.22%	0.22%	2.30%	42%
Institutional Class
12/31/2017	$ 10,986	0.12%	0.10%	2.89%	21%
12/31/2016	$ 5,684	0.12%	0.10%	2.78%	24%
12/31/2015 (d)	$ 3,368	0.12% (i)	0.10% (i)	8.79% (i)	36% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$10.26	0.24	1.02	1.26	(0.38)	(0.10)	(0.48)	$11.04	12.43%
12/31/2016 (d)	$10.00	0.20	0.27	0.47	(0.20)	(0.01)	(0.21)	$10.26	4.72% (e)
Service Class
12/31/2017	$10.23	0.27	0.99	1.26	(0.34)	(0.10)	(0.44)	$11.05	12.41%
12/31/2016 (d)	$10.00	0.32	0.14	0.46	(0.22)	(0.01)	(0.23)	$10.23	4.58% (e)
Institutional Class
12/31/2017	$10.25	0.32	0.99	1.31	(0.42)	(0.10)	(0.52)	$11.04	12.92%
12/31/2016 (d)	$10.00	0.23	0.26	0.49	(0.23)	(0.01)	(0.24)	$10.25	4.92% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 13	0.47%	0.46%	2.24%	82%
12/31/2016 (d)	$ 10	0.47% (h)	0.47% (h)	2.95% (h)	193% (e)
Service Class
12/31/2017	$4,826	0.57%	0.55%	2.44%	82%
12/31/2016 (d)	$1,518	0.57% (h)	0.55% (h)	4.52% (h)	193% (e)
Institutional Class
12/31/2017	$ 19	0.12%	0.11%	2.92%	82%
12/31/2016 (d)	$ 10	0.12% (h)	0.12% (h)	3.26% (h)	193% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$13.28	0.29	1.61	1.90	(0.28)	(0.52)	(0.80)	$14.38	14.43%
12/31/2016	$13.22	0.27	0.82	1.09	(0.26)	(0.77)	(1.03)	$13.28	8.37%
12/31/2015	$14.87	0.28	(0.53)	(0.25)	(0.30)	(1.10)	(1.40)	$13.22	(1.66%)
12/31/2014	$15.25	0.30	0.62	0.92	(0.35)	(0.95)	(1.30)	$14.87	6.03%
12/31/2013	$14.06	0.28	2.04	2.32	(0.42)	(0.71)	(1.13)	$15.25	16.73%
Service Class
12/31/2017	$13.30	0.27	1.63	1.90	(0.26)	(0.52)	(0.78)	$14.42	14.36%
12/31/2016	$13.23	0.24	0.84	1.08	(0.24)	(0.77)	(1.01)	$13.30	8.25%
12/31/2015	$14.86	0.26	(0.51)	(0.25)	(0.28)	(1.10)	(1.38)	$13.23	(1.72%)
12/31/2014	$15.25	0.34	0.56	0.90	(0.34)	(0.95)	(1.29)	$14.86	5.86%
12/31/2013	$14.05	0.35	1.97	2.32	(0.41)	(0.71)	(1.12)	$15.25	16.64%
Institutional Class
12/31/2017	$ 8.32	0.29	0.93	1.22	(0.37)	(0.52)	(0.89)	$ 8.65	14.88%
12/31/2016	$ 8.68	0.25	0.50	0.75	(0.34)	(0.77)	(1.11)	$ 8.32	8.78%
12/31/2015 (d)	$10.00	0.68	(1.09)	(0.41)	(0.36)	(0.55)	(0.91)	$ 8.68	(4.29%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 20,674	0.47%	0.46%	2.07%	26%
12/31/2016	$ 21,411	0.47%	0.46%	1.98%	25%
12/31/2015	$ 21,286	0.35%	0.34%	1.93%	37% (h)
12/31/2014	$ 23,411	0.12%	0.12%	1.90%	27%
12/31/2013	$ 37,599	0.12%	0.12%	1.87%	36%
Service Class
12/31/2017	$146,880	0.57%	0.56%	1.91%	26%
12/31/2016	$159,396	0.57%	0.56%	1.79%	25%
12/31/2015	$191,874	0.45%	0.45%	1.79%	37% (h)
12/31/2014	$212,538	0.22%	0.22%	2.18%	27%
12/31/2013	$182,005	0.22%	0.22%	2.30%	36%
Institutional Class
12/31/2017	$ 14,827	0.12%	0.11%	3.28%	26%
12/31/2016	$ 4,054	0.12%	0.11%	2.82%	25%
12/31/2015 (d)	$ 2,192	0.12% (i)	0.11% (i)	10.64% (i)	37% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$10.41	0.23	1.48	1.71	(0.34)	(0.11)	(0.45)	$11.67	16.54%
12/31/2016 (d)	$10.00	0.23	0.36	0.59	(0.18)	(0.00) (e)	(0.18)	$10.41	6.01% (f)
Service Class
12/31/2017	$10.40	0.37	1.33	1.70	(0.36)	(0.11)	(0.47)	$11.63	16.41%
12/31/2016 (d)	$10.00	0.64	(0.04)	0.60	(0.20)	(0.00) (e)	(0.20)	$10.40	6.06% (f)
Institutional Class
12/31/2017	$10.42	0.32	1.43	1.75	(0.40)	(0.11)	(0.51)	$11.66	16.91%
12/31/2016 (d)	$10.00	0.22	0.40	0.62	(0.20)	(0.00) (e)	(0.20)	$10.42	6.34% (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 15	0.47%	0.47%	2.07%	46%
12/31/2016 (d)	$ 16	0.47% (i)	0.47% (i)	3.31% (i)	6% (f)
Service Class
12/31/2017	$2,573	0.57%	0.56%	3.21%	46%
12/31/2016 (d)	$ 405	0.57% (i)	0.55% (i)	9.14% (i)	6% (f)
Institutional Class
12/31/2017	$ 19	0.12%	0.12%	2.86%	46%
12/31/2016 (d)	$ 11	0.12% (i)	0.12% (i)	3.19% (i)	6% (f)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Amount was less than $0.01 per share.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$13.90	0.30	2.21	2.51	(0.29)	(0.64)	(0.93)	$15.48	18.17%
12/31/2016	$13.90	0.23	1.02	1.25	(0.25)	(1.00)	(1.25)	$13.90	9.17%
12/31/2015	$15.73	0.27	(0.56)	(0.29)	(0.30)	(1.24)	(1.54)	$13.90	(1.86%)
12/31/2014	$16.11	0.28	0.65	0.93	(0.34)	(0.97)	(1.31)	$15.73	5.72%
12/31/2013	$14.38	0.29	2.58	2.87	(0.43)	(0.71)	(1.14)	$16.11	20.13%
Service Class
12/31/2017	$13.89	0.27	2.21	2.48	(0.26)	(0.64)	(0.90)	$15.47	18.00%
12/31/2016	$13.89	0.23	1.01	1.24	(0.24)	(1.00)	(1.24)	$13.89	9.09%
12/31/2015	$15.71	0.26	(0.57)	(0.31)	(0.27)	(1.24)	(1.51)	$13.89	(1.96%)
12/31/2014	$16.09	0.33	0.59	0.92	(0.33)	(0.97)	(1.30)	$15.71	5.64%
12/31/2013	$14.37	0.36	2.48	2.84	(0.41)	(0.71)	(1.12)	$16.09	19.97%
Institutional Class
12/31/2017	$ 8.10	0.29	1.18	1.47	(0.38)	(0.64)	(1.02)	$ 8.55	18.50%
12/31/2016	$ 8.64	0.25	0.55	0.80	(0.34)	(1.00)	(1.34)	$ 8.10	9.55%
12/31/2015 (d)	$10.00	0.48	(0.96)	(0.48)	(0.35)	(0.53)	(0.88)	$ 8.64	(4.88%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 10,923	0.47%	0.46%	1.97%	28%
12/31/2016	$ 10,852	0.47%	0.47%	1.67%	28%
12/31/2015	$ 12,872	0.35%	0.34%	1.76%	33% (h)
12/31/2014	$ 14,443	0.12%	0.12%	1.72%	23%
12/31/2013	$ 21,328	0.12%	0.12%	1.85%	33%
Service Class
12/31/2017	$ 92,496	0.57%	0.56%	1.82%	28%
12/31/2016	$ 95,036	0.57%	0.57%	1.66%	28%
12/31/2015	$106,551	0.45%	0.45%	1.68%	33% (h)
12/31/2014	$108,839	0.22%	0.22%	2.02%	23%
12/31/2013	$ 88,655	0.22%	0.22%	2.27%	33%
Institutional Class
12/31/2017	$ 9,928	0.12%	0.11%	3.34%	28%
12/31/2016	$ 1,874	0.12%	0.12%	2.94%	28%
12/31/2015 (d)	$ 832	0.12% (i)	0.11% (i)	7.48% (i)	33% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$10.34	0.26	1.69	1.95	(0.42)	(0.13)	(0.55)	$11.74	18.96%
12/31/2016 (d)	$10.00	0.20	0.46	0.66	(0.29)	(0.03)	(0.32)	$10.34	6.66% (e)
Service Class
12/31/2017	$10.33	0.36	1.58	1.94	(0.37)	(0.13)	(0.50)	$11.77	18.79%
12/31/2016 (d)	$10.00	0.23	0.42	0.65	(0.29)	(0.03)	(0.32)	$10.33	6.63% (e)
Institutional Class
12/31/2017	$10.33	0.39	1.60	1.99	(0.45)	(0.13)	(0.58)	$11.74	19.41%
12/31/2016 (d)	$10.00	0.21	0.47	0.68	(0.32)	(0.03)	(0.35)	$10.33	6.85% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 18	0.47%	0.46%	2.29%	48%
12/31/2016 (d)	$ 11	0.47% (h)	0.47% (h)	2.94% (h)	130% (e)
Service Class
12/31/2017	$1,329	0.57%	0.56%	3.11%	48%
12/31/2016 (d)	$ 159	0.57% (h)	0.55% (h)	3.28% (h)	130% (e)
Institutional Class
12/31/2017	$ 30	0.12%	0.12%	3.44%	48%
12/31/2016 (d)	$ 11	0.12% (h)	0.12% (h)	3.11% (h)	130% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$13.74	0.32	2.32	2.64	(0.29)	(0.56)	(0.85)	$15.53	19.32%
12/31/2016	$13.52	0.25	0.99	1.24	(0.26)	(0.76)	(1.02)	$13.74	9.33%
12/31/2015	$15.21	0.24	(0.57)	(0.33)	(0.27)	(1.09)	(1.36)	$13.52	(2.16%)
12/31/2014	$15.56	0.27	0.56	0.83	(0.31)	(0.87)	(1.18)	$15.21	5.26%
12/31/2013	$14.08	0.26	2.56	2.82	(0.42)	(0.92)	(1.34)	$15.56	20.36%
Service Class
12/31/2017	$13.73	0.28	2.34	2.62	(0.26)	(0.56)	(0.82)	$15.53	19.18%
12/31/2016	$13.50	0.22	1.01	1.23	(0.24)	(0.76)	(1.00)	$13.73	9.23%
12/31/2015	$15.18	0.25	(0.59)	(0.34)	(0.25)	(1.09)	(1.34)	$13.50	(2.23%)
12/31/2014	$15.55	0.32	0.48	0.80	(0.30)	(0.87)	(1.17)	$15.18	5.05%
12/31/2013	$14.07	0.35	2.47	2.82	(0.42)	(0.92)	(1.34)	$15.55	20.32%
Institutional Class
12/31/2017	$ 8.35	0.32	1.31	1.63	(0.38)	(0.56)	(0.94)	$ 9.04	19.71%
12/31/2016	$ 8.63	0.33	0.49	0.82	(0.34)	(0.76)	(1.10)	$ 8.35	9.74%
12/31/2015 (d)	$10.00	0.45	(0.97)	(0.52)	(0.33)	(0.52)	(0.85)	$ 8.63	(5.35%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$ 5,353	0.47%	0.46%	2.12%	33%
12/31/2016	$ 4,115	0.47%	0.47%	1.81%	40%
12/31/2015	$ 3,807	0.34%	0.33%	1.58%	38% (h)
12/31/2014	$ 4,587	0.12%	0.12%	1.73%	22%
12/31/2013	$ 5,780	0.12%	0.12%	1.69%	46%
Service Class
12/31/2017	$35,665	0.57%	0.56%	1.84%	33%
12/31/2016	$32,341	0.57%	0.57%	1.59%	40%
12/31/2015	$36,402	0.46%	0.45%	1.67%	38% (h)
12/31/2014	$33,984	0.22%	0.22%	2.05%	22%
12/31/2013	$22,801	0.22%	0.22%	2.26%	46%
Institutional Class
12/31/2017	$ 3,379	0.12%	0.11%	3.55%	33%
12/31/2016	$ 765	0.12%	0.12%	3.76%	40%
12/31/2015 (d)	$ 188	0.12% (i)	0.11% (i)	7.03% (i)	38% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-eight funds. Interests in the Great-West Lifetime Conservative 2015 Fund, the Great-West Lifetime Conservative 2020 Fund, the Great-West Lifetime Conservative 2025 Fund, the Great-West Lifetime Conservative 2030 Fund, the Great-West Lifetime Conservative 2035 Fund, the Great-West Lifetime Conservative 2040 Fund, the Great-West Lifetime Conservative 2045 Fund, the Great-West Lifetime Conservative 2050 Fund and the Great-West Lifetime Conservative 2055 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime Conservative 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Effective May 1, 2017, Class T and Class T1 changed names to Investor Class and Service Class, respectively. Each of the Funds offer three share classes, referred to as Investor Class, Service Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Annual Report - December 31, 2017

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. Each Fund recognizes transfers between levels as of the beginning of the reporting period. During the period, the GWL&A Contract transferred from Level 3 to Level 2 as all significant inputs were observable.
The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2017:
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
Beginning Balance, January 01, 2017	$ 11,581,560	$ 53,775	$ 12,578,900
Total interest received	-	-	-
Purchases	-	-	-
Sales	-	-	-
Transfers out	(11,581,560)	(53,775)	(12,578,900)
Ending Balance, December 31, 2017	$ 0	$ 0	$ 0
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
Beginning Balance, January 01, 2017	$ 55,309	$ 3,549,436	$ 3,218
Total interest received	-	-	-
Purchases	-	-	-
Sales	-	-	-
Transfers out	(55,309)	(3,549,436)	(3,218)
Ending Balance, December 31, 2017	$ 0	$ 0	$ 0
Great-West Lifetime Conservative 2045 Fund
Beginning Balance, January 01, 2017	$ 97,007
Total interest received	-
Purchases	-
Sales	-
Transfers out	(97,007)
Ending Balance, December 31, 2017	$ 0
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Annual Report - December 31, 2017

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2017 and 2016 were as follows:
Great-West Lifetime Conservative 2015 Fund
	2017	2016
Ordinary income	$2,155,466	$1,845,449
Long-term capital gain	1,709,831	2,059,104
	$3,865,297	$3,904,553
Great-West Lifetime Conservative 2020 Fund
	2017	2016
Ordinary income	$81,592	$8,054
Long-term capital gain	16,416	303
	$98,008	$8,357
Great-West Lifetime Conservative 2025 Fund
	2017	2016
Ordinary income	$4,380,780	$4,408,775
Long-term capital gain	5,037,437	7,612,671
	$9,418,217	$12,021,446
Great-West Lifetime Conservative 2030 Fund
	2017	2016
Ordinary income	$138,453	$20,956
Long-term capital gain	41,189	1,213
	$179,642	$22,169
Great-West Lifetime Conservative 2035 Fund
	2017	2016
Ordinary income	$3,620,456	$3,550,969
Long-term capital gain	6,799,881	11,002,314
	$10,420,337	$14,553,283

Annual Report - December 31, 2017

Great-West Lifetime Conservative 2040 Fund
	2017	2016
Ordinary income	$70,470	$5,599
Long-term capital gain	18,351	130
	$88,821	$5,729
Great-West Lifetime Conservative 2045 Fund
	2017	2016
Ordinary income	$2,106,673	$1,910,491
Long-term capital gain	4,864,465	7,958,968
	$6,971,138	$9,869,459
Great-West Lifetime Conservative 2050 Fund
	2017	2016
Ordinary income	$38,163	$4,189
Long-term capital gain	12,875	579
	$51,038	$4,768
Great-West Lifetime Conservative 2055 Fund
	2017	2016
Ordinary income	$799,136	$658,594
Long-term capital gain	1,604,509	2,232,001
	$2,403,645	$2,890,595
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2017. Net assets of each Fund were unaffected by the reclassifications.
	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Great-West Lifetime Conservative 2015 Fund	$—	$ (77,434)	$ 77,434
Great-West Lifetime Conservative 2020 Fund	—	20,204	(20,204)
Great-West Lifetime Conservative 2025 Fund	—	(153,055)	153,055
Great-West Lifetime Conservative 2030 Fund	—	47,197	(47,197)
Great-West Lifetime Conservative 2035 Fund	—	(118,918)	118,918
Great-West Lifetime Conservative 2040 Fund	—	28,417	(28,417)
Great-West Lifetime Conservative 2045 Fund	—	(36,027)	36,027
Great-West Lifetime Conservative 2050 Fund	—	15,038	(15,038)
Great-West Lifetime Conservative 2055 Fund	—	(9,718)	9,718

Annual Report - December 31, 2017

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Great-West Lifetime Conservative 2015 Fund
Undistributed net investment income	$460,491
Undistributed long-term capital gains	1,022,918
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(613,477)
Tax composition of capital	$869,932
Great-West Lifetime Conservative 2020 Fund
Undistributed net investment income	$8,282
Undistributed long-term capital gains	50,637
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	29,102
Tax composition of capital	$88,021
Great-West Lifetime Conservative 2025 Fund
Undistributed net investment income	$140,747
Undistributed long-term capital gains	4,186,805
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	2,095,756
Tax composition of capital	$6,423,308
Great-West Lifetime Conservative 2030 Fund
Undistributed net investment income	$115,094
Undistributed long-term capital gains	112,825
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(3,068)
Tax composition of capital	$224,851
Great-West Lifetime Conservative 2035 Fund
Undistributed net investment income	$44,195
Undistributed long-term capital gains	5,308,126
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	5,077,465
Tax composition of capital	$10,429,786
Great-West Lifetime Conservative 2040 Fund
Undistributed net investment income	$5,738
Undistributed long-term capital gains	74,765
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	22,407
Tax composition of capital	$102,910

Annual Report - December 31, 2017

Great-West Lifetime Conservative 2045 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	4,348,868
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	5,555,091
Tax composition of capital	$9,903,959
Great-West Lifetime Conservative 2050 Fund
Undistributed net investment income	$13,335
Undistributed long-term capital gains	45,212
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	10,664
Tax composition of capital	$69,211
Great-West Lifetime Conservative 2055 Fund
Undistributed net investment income	$4,125
Undistributed long-term capital gains	1,695,580
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	1,894,347
Tax composition of capital	$3,594,052
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2017 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Lifetime Conservative 2015 Fund	$109,118,039	$418,974	$(1,032,451)	$(613,477)
Great-West Lifetime Conservative 2020 Fund	3,440,980	53,816	(24,714)	29,102
Great-West Lifetime Conservative 2025 Fund	213,216,162	9,921,984	(7,826,228)	2,095,756
Great-West Lifetime Conservative 2030 Fund	4,862,817	57,134	(60,202)	(3,068)
Great-West Lifetime Conservative 2035 Fund	177,382,448	11,401,255	(6,323,790)	5,077,465
Great-West Lifetime Conservative 2040 Fund	2,584,734	59,533	(37,126)	22,407
Great-West Lifetime Conservative 2045 Fund	107,840,862	9,191,889	(3,636,798)	5,555,091
Great-West Lifetime Conservative 2050 Fund	1,367,817	32,556	(21,892)	10,664
Great-West Lifetime Conservative 2055 Fund	42,521,978	2,259,221	(364,874)	1,894,347
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2017

Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to Investor Class and Service Class shareholders and account owners and receives from the Investor Class and Service Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service Class shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-eight funds for which they serve as directors was $696,375 for the year ended December 31, 2017.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2017, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,563,715	$16,291,259	$2,036,825	$3,204,628	$ 20,481	$ 107,123	$ 395,021	$15,230,579	14.04%
Great-West Core Bond Fund Institutional Class	761,248	8,005,172	968,171	1,576,766	21,893	94,105	220,589	7,490,682	6.91
Great-West Loomis Sayles Bond Fund Institutional Class	664,344	7,145,350	767,449	1,829,960	(132,882)	348,016	236,622	6,430,855	5.93
Great-West Putnam High Yield Bond Institutional Class	594,174	7,238,479	871,399	2,556,300	(70,418)	203,967	334,075	5,757,545	5.31
Great-West Short Duration Bond Fund Institutional Class	530,409	4,960,526	1,172,877	922,131	(12,272)	18,558	109,792	5,229,830	4.82
Great-West Templeton Global Bond Fund Institutional Class	368,369	4,087,736	655,457	1,454,711	(57,042)	100,512	69,933	3,388,994	3.12
					(230,240)	872,281	1,366,032	43,528,485	40.13
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	23,309	313,401	44,204	110,832	15,899	23,617	-	270,390	0.25
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	108,647	1,265,455	286,535	473,691	22,221	(1,605)	114,278	1,076,694	0.99

Annual Report - December 31, 2017

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West International Index Fund Institutional Class	334,283	$ 3,834,135	$ 398,618	$1,432,680	$ 29,031	$ 696,532	$ 90,247	$ 3,496,605	3.22%
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	44,761	557,501	168,847	298,061	9,285	(50,952)	3,988	377,335	0.35
Great-West MFS International Growth Fund Institutional Class	78,496	859,805	101,811	341,172	(1,587)	165,298	13,091	785,742	0.72
Great-West MFS International Value Fund Institutional Class	166,700	2,114,685	252,521	771,724	65,514	323,235	34,369	1,918,717	1.77
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	278,404	3,041,487	600,401	1,249,314	7,531	603,048	34,377	2,995,622	2.76
Great-West Putnam Equity Income Fund Institutional Class	154,985	1,857,530	291,885	737,671	(3,986)	159,799	21,842	1,571,543	1.45
Great-West Real Estate Index Fund Institutional Class	105,102	1,011,810	276,656	340,515	(17,374)	(5,187)	19,754	942,764	0.87
Great-West S&P 500® Index Fund Institutional Class	548,374	6,733,299	863,595	1,986,778	369,972	515,219	174,654	6,125,335	5.65
Great-West S&P Mid Cap 400® Index Fund Institutional Class	262,752	2,890,959	555,937	921,052	52,893	104,300	52,499	2,630,144	2.43
Great-West S&P Small Cap 600® Index Fund Institutional Class	151,929	1,706,530	459,764	671,986	26,467	(25,150)	42,720	1,469,158	1.36
Great-West T. Rowe Price Equity Income Fund Institutional Class	175,791	1,857,589	384,294	780,364	(56,535)	108,296	62,627	1,569,815	1.45
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	148,586	1,300,247	354,303	512,556	(45,937)	143,278	15,164	1,285,272	1.19
					473,394	2,759,728	679,610	26,515,136	24.46
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	12,184,461	11,581,560	2,525,070	2,095,275	-	-	173,106	12,184,461	11.23
					0	0	173,106	12,184,461	11.23
				Total	$ 243,154	$3,632,009	$2,218,748	$82,228,082	75.82%
Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	53,899	$105,178	$498,142	$79,253	$ (1,022)	$ 910	$10,529	$ 524,977	15.13%
Great-West Core Bond Fund Institutional Class	26,111	51,483	241,693	37,754	(478)	1,505	5,531	256,927	7.41
Great-West Loomis Sayles Bond Fund Institutional Class	22,457	45,753	208,779	38,261	382	1,113	6,377	217,384	6.27
Great-West Putnam High Yield Bond Institutional Class	19,033	44,715	200,621	59,228	919	(1,681)	8,971	184,427	5.32

Annual Report - December 31, 2017

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West Short Duration Bond Fund Institutional Class	13,533	$ 23,115	$128,034	$17,067	$ (87)	$ (642)	$ 2,155	$ 133,440	3.85%
Great-West Templeton Global Bond Fund Institutional Class	12,003	24,371	116,840	28,038	1,507	(2,744)	1,523	110,429	3.18
					1,221	(1,539)	35,086	1,427,584	41.16
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	836	2,146	9,639	2,655	269	572	-	9,702	0.28
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,954	8,830	42,264	10,126	695	(1,783)	3,937	39,185	1.13
Great-West International Index Fund Institutional Class	12,831	28,287	120,207	24,353	3,673	10,077	3,439	134,218	3.87
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,726	4,278	21,135	9,367	(142)	(1,500)	124	14,546	0.42
Great-West MFS International Growth Fund Institutional Class	3,015	6,348	27,544	5,478	998	1,765	500	30,179	0.87
Great-West MFS International Value Fund Institutional Class	6,419	15,510	66,853	13,864	1,900	5,379	1,257	73,878	2.13
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	10,171	21,041	100,950	19,213	2,850	6,662	1,161	109,440	3.16
Great-West Putnam Equity Income Fund Institutional Class	5,606	12,796	58,439	15,274	1,229	880	604	56,841	1.64
Great-West Real Estate Index Fund Institutional Class	3,457	6,761	30,995	6,292	(377)	(452)	498	31,012	0.89
Great-West S&P 500® Index Fund Institutional Class	20,005	46,937	204,865	39,809	3,716	11,462	5,381	223,455	6.44
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,555	20,520	95,109	20,568	899	583	1,638	95,644	2.76
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,947	13,113	65,008	18,908	757	(1,704)	1,508	57,509	1.66
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,364	13,147	60,743	15,818	535	(1,241)	1,959	56,831	1.64
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,407	9,344	46,574	8,030	452	(1,121)	521	46,767	1.35
					17,454	29,579	22,527	979,207	28.24
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	311,582	53,775	294,874	39,842	-	-	2,775	311,582	8.98
					0	0	2,775	311,582	8.98
				Total	$18,675	$28,040	$60,388	$2,718,373	78.38%

Annual Report - December 31, 2017

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,437,533	$34,299,117	$6,511,221	$7,517,041	$ 60,830	$ 188,273	$ 855,459	$ 33,481,570	15.56%
Great-West Core Bond Fund Institutional Class	1,671,744	16,819,382	3,112,934	3,675,866	48,821	193,512	472,399	16,449,962	7.64
Great-West Loomis Sayles Bond Fund Institutional Class	1,421,232	14,675,393	2,092,822	3,720,353	(267,172)	709,665	496,563	13,757,527	6.39
Great-West Putnam High Yield Bond Institutional Class	1,155,237	13,864,407	2,103,779	5,170,778	(140,232)	396,838	650,088	11,194,246	5.20
Great-West Short Duration Bond Fund Institutional Class	639,581	5,378,879	2,062,268	1,151,362	(15,686)	16,486	126,794	6,306,271	2.93
Great-West Templeton Global Bond Fund Institutional Class	731,392	7,646,585	1,368,610	2,600,108	(240,138)	313,724	130,726	6,728,811	3.13
					(553,577)	1,818,498	2,732,029	87,918,387	40.85
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	59,333	809,091	130,084	318,157	34,616	67,242	-	688,260	0.32
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	280,264	3,215,266	807,939	1,279,984	13,093	34,192	298,429	2,777,413	1.29
Great-West International Index Fund Institutional Class	967,591	10,893,552	1,328,215	4,216,931	(39,732)	2,116,162	266,318	10,120,998	4.70
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	132,541	1,642,127	575,646	976,444	(1,579)	(124,008)	11,836	1,117,321	0.52
Great-West MFS International Growth Fund Institutional Class	228,103	2,453,197	333,321	1,026,569	(53,797)	523,363	38,844	2,283,312	1.06
Great-West MFS International Value Fund Institutional Class	482,767	5,986,165	892,229	2,243,596	188,932	921,856	100,783	5,556,654	2.58
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	722,585	7,641,772	1,698,802	2,917,847	189,925	1,352,290	89,461	7,775,017	3.61
Great-West Putnam Equity Income Fund Institutional Class	398,869	4,676,131	911,443	1,920,197	16,324	377,155	55,497	4,044,532	1.88
Great-West Real Estate Index Fund Institutional Class	218,747	2,052,486	628,357	700,838	(31,456)	(17,848)	40,580	1,962,157	0.91
Great-West S&P 500® Index Fund Institutional Class	1,420,750	17,017,090	2,605,074	4,714,591	1,289,813	962,210	450,480	15,869,783	7.37
Great-West S&P Mid Cap 400® Index Fund Institutional Class	678,660	7,286,342	1,707,558	2,397,845	196,975	197,328	135,399	6,793,383	3.16
Great-West S&P Small Cap 600® Index Fund Institutional Class	452,955	5,059,112	1,646,660	2,252,620	69,861	(73,072)	128,542	4,380,080	2.04
Great-West T. Rowe Price Equity Income Fund Institutional Class	452,852	4,677,238	1,125,593	2,074,167	(191,636)	315,308	161,289	4,043,972	1.88
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	385,393	3,283,343	1,021,213	1,314,194	(105,052)	343,289	39,564	3,333,651	1.55
					1,576,287	6,995,467	1,817,022	70,746,533	32.87

Annual Report - December 31, 2017

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	14,698,631	$12,578,900	$4,536,984	$2,611,996	$ -	$ -	$ 194,743	$ 14,698,631	6.83%
					0	0	194,743	14,698,631	6.83
				Total	$1,022,710	$8,813,965	$4,743,794	$173,363,551	80.55%
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	74,961	$221,893	$921,827	$413,195	$ 935	$ (402)	$15,338	$ 730,123	15.03%
Great-West Core Bond Fund Institutional Class	36,384	108,890	450,059	202,391	735	1,460	8,145	358,018	7.37
Great-West Loomis Sayles Bond Fund Institutional Class	30,662	94,171	371,441	169,751	2,800	945	9,275	296,806	6.11
Great-West Putnam High Yield Bond Institutional Class	24,062	86,895	326,909	178,002	3,211	(2,637)	12,032	233,165	4.80
Great-West Short Duration Bond Fund Institutional Class	10,050	23,777	127,841	52,038	39	(488)	1,625	99,092	2.04
Great-West Templeton Global Bond Fund Institutional Class	15,360	47,125	187,232	89,454	3,235	(3,587)	2,174	141,316	2.91
					10,955	(4,709)	48,589	1,858,520	38.26
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,591	6,380	24,210	12,999	1,145	864	-	18,455	0.38
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	7,401	25,733	103,300	51,844	3,423	(3,846)	7,439	73,343	1.51
Great-West International Index Fund Institutional Class	27,075	92,735	333,493	154,633	24,650	11,611	7,231	283,206	5.83
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,744	14,364	56,463	36,028	95	(3,233)	294	31,566	0.65
Great-West MFS International Growth Fund Institutional Class	6,358	20,885	75,009	33,494	6,353	1,242	1,052	63,642	1.31
Great-West MFS International Value Fund Institutional Class	13,548	50,857	181,928	82,938	13,379	6,095	2,675	155,942	3.21
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	19,136	61,495	245,426	107,390	18,635	6,371	2,231	205,902	4.24
Great-West Putnam Equity Income Fund Institutional Class	10,537	37,420	142,915	73,980	5,832	494	1,250	106,849	2.20
Great-West Real Estate Index Fund Institutional Class	5,037	14,880	59,557	28,729	(438)	(523)	800	45,185	0.93
Great-West S&P 500® Index Fund Institutional Class	37,609	136,459	513,441	243,262	25,960	13,455	10,726	420,093	8.65
Great-West S&P Mid Cap 400® Index Fund Institutional Class	18,000	58,936	234,629	112,729	6,856	(655)	3,244	180,181	3.71

Annual Report - December 31, 2017

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	12,807	$ 43,978	$178,711	$ 93,756	$ 4,795	$ (5,095)	$ 3,369	$ 123,838	2.55%
Great-West T. Rowe Price Equity Income Fund Institutional Class	11,965	37,762	148,081	76,153	3,647	(2,841)	3,870	106,849	2.20
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	10,219	26,689	113,570	48,235	4,751	(3,634)	993	88,390	1.82
					119,083	20,305	45,174	1,903,441	39.19
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	231,226	55,309	295,450	121,764	-	-	2,231	231,226	4.76
					0	0	2,231	231,226	4.76
				Total	$130,038	$15,596	$95,994	$3,993,187	82.21%
Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,460,615	$22,920,129	$6,816,667	$5,934,814	$ (2,521)	$ 164,411	$ 602,647	$ 23,966,393	13.14%
Great-West Core Bond Fund Institutional Class	1,195,567	11,207,708	3,323,446	2,935,534	(7,016)	168,756	330,803	11,764,376	6.45
Great-West Loomis Sayles Bond Fund Institutional Class	1,000,480	9,651,826	2,157,839	2,631,929	(216,818)	506,914	343,585	9,684,650	5.31
Great-West Putnam High Yield Bond Institutional Class	760,413	8,709,475	1,861,919	3,440,465	(78,252)	237,470	425,577	7,368,399	4.04
Great-West Short Duration Bond Fund Institutional Class	227,478	1,516,077	1,142,174	415,201	(4,011)	(111)	41,650	2,242,939	1.23
Great-West Templeton Global Bond Fund Institutional Class	487,837	4,730,504	1,067,366	1,498,710	(151,933)	188,943	84,496	4,488,103	2.46
					(460,551)	1,266,383	1,828,758	59,514,860	32.63
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	70,704	923,475	174,229	358,380	37,437	80,837	-	820,161	0.45
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	332,151	3,695,465	1,114,335	1,545,806	28,033	27,622	350,745	3,291,616	1.81
Great-West International Index Fund Institutional Class	1,283,454	14,015,747	2,265,067	5,413,541	181,264	2,557,659	350,353	13,424,932	7.36
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	180,046	2,181,683	872,319	1,406,699	(40,634)	(129,515)	16,204	1,517,788	0.83
Great-West MFS International Growth Fund Institutional Class	302,716	3,143,540	553,576	1,348,480	(64,492)	681,551	51,118	3,030,187	1.66
Great-West MFS International Value Fund Institutional Class	641,995	7,710,819	1,419,441	2,917,565	289,062	1,176,662	133,334	7,389,357	4.05

Annual Report - December 31, 2017

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	856,800	$ 8,829,659	$2,199,453	$3,426,114	$ 204,513	$1,616,168	$ 105,752	$ 9,219,166	5.06%
Great-West Putnam Equity Income Fund Institutional Class	473,168	5,394,503	1,232,398	2,252,969	38,239	423,994	66,402	4,797,926	2.63
Great-West Real Estate Index Fund Institutional Class	193,385	1,763,146	621,655	631,193	(24,329)	(18,941)	36,127	1,734,667	0.95
Great-West S&P 500® Index Fund Institutional Class	1,684,563	19,619,639	3,595,207	5,308,252	1,737,712	909,976	535,669	18,816,570	10.32
Great-West S&P Mid Cap 400® Index Fund Institutional Class	805,633	8,409,166	2,220,707	2,760,645	264,791	195,153	160,767	8,064,381	4.42
Great-West S&P Small Cap 600® Index Fund Institutional Class	613,211	6,726,845	2,422,862	3,150,477	70,384	(69,478)	173,987	5,929,752	3.25
Great-West T. Rowe Price Equity Income Fund Institutional Class	537,903	5,396,593	1,510,894	2,478,383	(227,856)	374,373	191,389	4,803,477	2.63
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	458,508	3,789,335	1,308,775	1,529,590	(117,126)	397,574	46,739	3,966,094	2.18
					2,376,998	8,223,635	2,218,586	86,806,074	47.60
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,251,510	3,549,436	2,597,558	956,110	-	-	60,626	5,251,510	2.88
					0	0	60,626	5,251,510	2.88
				Total	$1,916,447	$9,490,018	$4,107,970	$151,572,444	83.11%
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	27,887	$41,606	$280,960	$50,553	$ (317)	$ (392)	$ 4,080	$ 271,621	10.42%
Great-West Core Bond Fund Institutional Class	13,550	20,395	137,156	25,058	(403)	840	1,915	133,333	5.12
Great-West Loomis Sayles Bond Fund Institutional Class	11,269	17,462	111,897	20,404	244	134	2,465	109,089	4.19
Great-West Putnam High Yield Bond Institutional Class	8,353	15,509	90,864	24,363	459	(1,071)	3,265	80,939	3.10
Great-West Short Duration Bond Fund Institutional Class	1,636	1,374	16,992	2,134	1	(105)	178	16,127	0.62
Great-West Templeton Global Bond Fund Institutional Class	5,411	8,337	52,854	10,513	532	(893)	381	49,785	1.91
					516	(1,487)	12,284	660,894	25.36
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,164	2,430	14,227	3,899	307	739	-	13,497	0.52

Annual Report - December 31, 2017

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	5,488	$ 9,903	$ 62,772	$15,365	$ 852	$ (2,928)	$ 5,193	$ 54,382	2.09%
Great-West International Index Fund Institutional Class	22,479	39,557	233,178	47,576	5,331	9,976	6,043	235,135	9.02
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,137	6,320	37,891	14,800	(52)	(2,966)	177	26,445	1.01
Great-West MFS International Growth Fund Institutional Class	5,287	8,899	53,253	10,373	1,394	1,146	880	52,925	2.03
Great-West MFS International Value Fund Institutional Class	11,253	21,735	128,558	26,536	2,550	5,768	2,084	129,525	4.97
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	14,118	23,573	152,809	29,675	3,260	5,205	1,529	151,912	5.83
Great-West Putnam Equity Income Fund Institutional Class	7,811	14,379	86,373	21,911	1,503	364	603	79,205	3.04
Great-West Real Estate Index Fund Institutional Class	2,838	4,408	27,548	6,065	(236)	(438)	303	25,453	0.98
Great-West S&P 500® Index Fund Institutional Class	27,871	52,533	314,351	66,150	4,874	10,591	6,395	311,325	11.95
Great-West S&P Mid Cap 400® Index Fund Institutional Class	13,302	22,742	142,753	31,490	1,121	(847)	1,970	133,158	5.11
Great-West S&P Small Cap 600® Index Fund Institutional Class	10,757	19,456	124,412	35,048	1,083	(4,804)	2,509	104,016	3.99
Great-West T. Rowe Price Equity Income Fund Institutional Class	8,868	14,608	89,802	22,644	679	(2,573)	2,384	79,193	3.04
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	7,562	10,348	71,206	13,033	523	(3,113)	692	65,408	2.51
					23,189	16,120	30,762	1,461,579	56.09
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	37,438	3,218	39,047	5,036	-	-	209	37,438	1.44
					0	0	209	37,438	1.44
				Total	$23,705	$14,633	$43,255	$2,159,911	82.89%
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	934,735	$ 8,250,649	$2,848,807	$2,069,142	$ (16,609)	$ 74,003	$ 224,920	$ 9,104,317	8.03%
Great-West Core Bond Fund Institutional Class	453,964	4,054,393	1,365,161	1,022,614	(10,897)	70,061	123,394	4,467,001	3.94
Great-West Loomis Sayles Bond Fund Institutional Class	375,992	3,449,438	894,565	886,746	(78,517)	182,347	127,527	3,639,604	3.21

Annual Report - December 31, 2017

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West Putnam High Yield Bond Institutional Class	272,670	$ 3,007,710	$ 758,691	$1,202,563	$ (24,370)	$ 78,335	$ 151,844	$ 2,642,173	2.33%
Great-West Short Duration Bond Fund Institutional Class	27,585	43,118	253,920	22,923	(83)	(2,124)	3,600	271,991	0.24
Great-West Templeton Global Bond Fund Institutional Class	177,494	1,627,254	480,181	539,123	(53,225)	64,636	30,020	1,632,948	1.44
					(183,701)	467,258	661,305	21,758,034	19.19
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	55,653	657,163	159,716	234,677	24,873	63,373	-	645,575	0.57
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	261,990	2,650,557	880,620	944,815	19,066	9,956	273,184	2,596,318	2.29
Great-West International Index Fund Institutional Class	1,128,764	11,167,253	2,189,458	3,668,647	102,417	2,118,808	306,588	11,806,872	10.42
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	158,258	1,789,300	758,241	1,115,412	(51,644)	(98,015)	13,894	1,334,114	1.18
Great-West MFS International Growth Fund Institutional Class	265,309	2,511,702	529,824	926,396	(42,428)	540,614	44,569	2,655,744	2.34
Great-West MFS International Value Fund Institutional Class	563,856	6,144,691	1,347,143	1,991,478	206,251	989,632	115,130	6,489,988	5.73
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	672,912	6,313,335	2,017,045	2,258,517	154,480	1,168,666	81,864	7,240,529	6.39
Great-West Putnam Equity Income Fund Institutional Class	372,201	3,867,917	1,020,098	1,397,293	52,887	283,395	49,703	3,774,117	3.33
Great-West Real Estate Index Fund Institutional Class	125,396	1,069,313	462,332	394,607	(15,213)	(12,236)	22,866	1,124,802	0.99
Great-West S&P 500® Index Fund Institutional Class	1,327,850	14,070,938	3,058,335	3,124,538	1,115,827	827,353	409,381	14,832,088	13.08
Great-West S&P Mid Cap 400® Index Fund Institutional Class	633,980	6,023,407	1,825,504	1,634,451	197,559	131,680	122,894	6,346,140	5.60
Great-West S&P Small Cap 600® Index Fund Institutional Class	543,643	5,505,972	2,215,191	2,402,889	49,190	(61,244)	151,636	5,257,030	4.64
Great-West T. Rowe Price Equity Income Fund Institutional Class	422,611	3,868,277	1,238,223	1,576,118	(148,188)	243,534	146,465	3,773,916	3.33
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	360,266	2,704,552	1,152,419	1,011,073	(85,146)	270,405	36,210	3,116,303	2.75
					1,579,931	6,475,921	1,774,384	70,993,536	62.64
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	645,843	97,007	598,795	53,712	-	-	3,753	645,843	0.57
					0	0	3,753	645,843	0.57
				Total	$1,396,230	$6,943,179	$2,439,442	$93,397,413	82.40%

Annual Report - December 31, 2017

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	9,428	$11,316	$101,966	$21,206	$ 120	$ (246)	$ 1,533	$ 91,830	6.66%
Great-West Core Bond Fund Institutional Class	4,589	5,555	49,880	10,461	(47)	184	762	45,158	3.28
Great-West Loomis Sayles Bond Fund Institutional Class	3,783	4,727	40,218	8,281	146	(45)	908	36,619	2.66
Great-West Putnam High Yield Bond Institutional Class	2,728	4,117	32,611	9,912	182	(385)	1,147	26,431	1.92
Great-West Short Duration Bond Fund Institutional Class	182	-	2,072	268	(1)	(15)	18	1,789	0.13
Great-West Templeton Global Bond Fund Institutional Class	1,854	2,318	19,642	4,576	154	(328)	167	17,056	1.24
					554	(835)	4,535	218,883	15.89
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	688	1,112	8,644	2,192	132	415	-	7,979	0.58
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,236	4,494	38,434	9,095	479	(1,765)	3,089	32,068	2.33
Great-West International Index Fund Institutional Class	14,701	19,994	159,455	31,389	5,128	5,715	3,904	153,775	11.16
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,072	3,265	26,575	10,451	(160)	(1,922)	128	17,467	1.27
Great-West MFS International Growth Fund Institutional Class	3,453	4,489	36,533	7,023	1,356	564	568	34,563	2.51
Great-West MFS International Value Fund Institutional Class	7,345	10,993	88,815	18,096	2,800	2,833	1,379	84,545	6.14
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	8,334	10,712	96,008	19,057	3,050	2,008	908	89,671	6.51
Great-West Putnam Equity Income Fund Institutional Class	4,600	6,558	53,767	13,828	938	144	402	46,641	3.38
Great-West Real Estate Index Fund Institutional Class	1,552	1,924	16,046	3,749	(106)	(301)	188	13,920	1.01
Great-West S&P 500® Index Fund Institutional Class	16,428	23,848	194,957	40,258	3,974	4,954	3,942	183,501	13.32
Great-West S&P Mid Cap 400® Index Fund Institutional Class	7,834	10,338	87,056	18,139	783	(837)	1,210	78,418	5.69
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,098	10,053	84,569	22,936	671	(3,046)	1,696	68,640	4.98
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,223	6,649	55,348	13,659	562	(1,697)	1,458	46,641	3.38
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,437	4,708	43,999	8,113	732	(2,210)	411	38,384	2.78
					20,339	4,855	19,283	896,213	65.04

Annual Report - December 31, 2017

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,267	$ -	$ 4,895	$ 642	$ -	$ -	$ 14	$ 4,267	0.31%
					0	0	14	4,267	0.31
				Total	$20,893	$ 4,020	$23,832	$1,119,363	81.24%
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	269,939	$2,126,749	$1,113,219	$ 639,189	$ (13,743)	$ 28,425	$ 63,061	$ 2,629,204	5.92%
Great-West Core Bond Fund Institutional Class	131,344	1,042,690	542,207	313,447	(5,309)	20,973	34,403	1,292,423	2.91
Great-West Loomis Sayles Bond Fund Institutional Class	108,272	889,907	392,451	271,695	(10,435)	37,408	36,163	1,048,071	2.36
Great-West Putnam High Yield Bond Institutional Class	77,902	774,509	336,779	370,664	(842)	14,245	42,984	754,869	1.70
Great-West Short Duration Bond Fund Institutional Class	5,403	-	57,876	4,088	(18)	(512)	608	53,276	0.12
Great-West Templeton Global Bond Fund Institutional Class	56,415	465,207	215,176	171,392	(7,587)	10,033	9,358	519,024	1.17
					(37,934)	110,572	186,577	6,296,867	14.18
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	21,800	226,964	85,455	81,418	10,386	21,879	-	252,880	0.57
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	103,013	911,753	450,104	332,915	12,792	(8,083)	106,230	1,020,859	2.30
Great-West International Index Fund Institutional Class	493,759	4,259,602	1,431,257	1,402,865	16,224	876,729	133,764	5,164,723	11.63
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	69,972	696,221	418,410	442,852	15,927	(81,918)	5,992	589,861	1.33
Great-West MFS International Growth Fund Institutional Class	116,281	957,027	337,984	336,430	(7,544)	205,393	19,499	1,163,974	2.62
Great-West MFS International Value Fund Institutional Class	247,008	2,342,190	844,921	754,415	69,203	410,365	49,874	2,843,061	6.40
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	265,488	2,172,696	988,183	775,408	1,998	471,181	31,962	2,856,652	6.43
Great-West Putnam Equity Income Fund Institutional Class	146,587	1,328,374	550,093	511,662	(262)	119,590	18,835	1,486,395	3.35
Great-West Real Estate Index Fund Institutional Class	51,059	384,630	222,299	143,091	(5,790)	(5,839)	9,051	457,999	1.03
Great-West S&P 500® Index Fund Institutional Class	521,075	4,822,167	1,752,506	1,213,517	238,278	459,251	157,034	5,820,407	13.11
Great-West S&P Mid Cap 400® Index Fund Institutional Class	249,536	2,069,292	969,964	616,759	37,167	75,354	47,372	2,497,851	5.63

Annual Report - December 31, 2017

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	239,000	$2,143,675	$1,209,209	$ 981,539	$ 48,031	$ (60,214)	$ 65,941	$ 2,311,131	5.21%
Great-West T. Rowe Price Equity Income Fund Institutional Class	166,447	1,328,620	646,268	561,558	(45,072)	73,037	56,565	1,486,367	3.35
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	141,575	930,459	555,732	344,620	(25,929)	83,056	14,109	1,224,627	2.76
					365,409	2,639,781	716,228	29,176,787	65.72
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	124,299	-	133,088	9,292	-	-	503	124,299	0.28
					0	0	503	124,299	0.28
				Total	$327,475	$2,750,353	$903,308	$35,597,953	80.18%
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime Conservative 2015 Fund	$18,923,780	$31,947,925
Great-West Lifetime Conservative 2020 Fund	3,363,111	671,477
Great-West Lifetime Conservative 2025 Fund	46,518,868	69,833,902
Great-West Lifetime Conservative 2030 Fund	6,173,648	3,062,319
Great-West Lifetime Conservative 2035 Fund	48,770,209	67,225,197
Great-West Lifetime Conservative 2040 Fund	2,725,268	615,717
Great-West Lifetime Conservative 2045 Fund	31,395,014	37,932,358
Great-West Lifetime Conservative 2050 Fund	1,517,482	365,191
Great-West Lifetime Conservative 2055 Fund	16,293,889	13,826,106
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime Conservative 2045 Fund, Great-West Lifetime Conservative 2050 Fund and Great-West Lifetime Conservative 2055 Fund (collectively the "Funds"), of Great-West Funds, Inc. as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (as to Great-West Conservative Lifetime 2020 Fund, Great-West Conservative Lifetime 2030 Fund, Great-West Conservative Lifetime 2040 Fund, and Great-West Conservative Lifetime 2050 Fund, the statements of changes in net assets and the financial highlights for the year then ended and for the period from April 28, 2016 (commencement of operations) to December 31, 2016), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2018

We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Lifetime Conservative 2015 Fund	$12,831	$177,902
Great-West Lifetime Conservative 2020 Fund	495	6,838
Great-West Lifetime Conservative 2025 Fund	37,500	517,324
Great-West Lifetime Conservative 2030 Fund	1,054	14,500
Great-West Lifetime Conservative 2035 Fund	50,286	689,537
Great-West Lifetime Conservative 2040 Fund	885	12,097
Great-West Lifetime Conservative 2045 Fund	44,634	608,487
Great-West Lifetime Conservative 2050 Fund	582	7,920
Great-West Lifetime Conservative 2055 Fund	19,758	267,635
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2017, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Lifetime Conservative 2015 Fund	19%
Great-West Lifetime Conservative 2020 Fund	15%
Great-West Lifetime Conservative 2025 Fund	24%
Great-West Lifetime Conservative 2030 Fund	11%
Great-West Lifetime Conservative 2035 Fund	34%
Great-West Lifetime Conservative 2040 Fund	21%
Great-West Lifetime Conservative 2045 Fund	45%
Great-West Lifetime Conservative 2050 Fund	20%
Great-West Lifetime Conservative 2055 Fund	46%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 74	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	58	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 74	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	58	Director, Guaranty Bancorp
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	58	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	58	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 54	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	58	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 61	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 43	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 50	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 36	Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 50	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 42	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund, and receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $866,000 for fiscal year 2016 and $834,600 for fiscal year 2017.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2016 and $50,000 for fiscal year 2017. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2016 and $0 for fiscal year 2017.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2016 equaled $1,186,300 and for fiscal year 2017 equaled $1,480,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2018